UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series

FFI Government Fund

FFI Institutional Fund

FFI Institutional Tax-Exempt Fund

FFI Premier Institutional Fund

FFI Select Institutional Fund

FFI Treasury Fund

Master Institutional Money Market LLC

Master Institutional Portfolio

Master Institutional Tax-Exempt Portfolio

Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master

Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2013

Date of reporting period: 10/31/2012

Item 1 – Report to Stockholders

October 31, 2012

Semi-Annual Report (Unaudited)

Funds For Institutions Series

▶	FFI Premier Institutional Fund

▶	FFI Institutional Fund

▶	FFI Select Institutional Fund

▶	FFI Government Fund

▶	FFI Treasury Fund

▶	FFI Institutional Tax-Exempt Fund

Not FDIC Insured    No Bank Guarantee    May Lose Value

2	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Dear Shareholder

In the final months of 2011, financial markets were highly volatile but were in a mode of gradual improvement. Global central bank actions and better-than-expected economic data tempered investors’ anxiety after markets had been upended in the previous quarter by sovereign debt turmoil in the United States and Europe. Improving sentiment carried over into early 2012 as investors felt some relief from the world’s financial woes. Volatility was low and risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012, while climbing Treasury yields pressured higher-quality fixed income assets.

Markets reversed course in the spring when Europe’s debt problems boiled over once again. High levels of volatility returned as political instability threatened Greece’s membership in the eurozone and debt problems in Spain grew increasingly severe. Sovereign debt yields in peripheral European countries continued to rise while finance leaders deliberated over the fiscal integration of the currency bloc. Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, emerged as a particular concern. In the United States, disappointing jobs reports dealt a crushing blow to investor sentiment. Risk assets sold off in the second quarter as investors retreated to safe haven assets.

Despite ongoing concerns about the health of the global economy and the debt crisis in Europe, most asset classes enjoyed a robust summer rally powered mainly by expectations for policy stimulus from central banks in Europe and the United States. Global economic data continued to be mixed, but the spate of downside surprises seen in the second quarter had receded and, outside of some areas of Europe, the risk of recession largely subsided. Additionally, in response to mounting debt pressures, the European Central Bank allayed fears by affirming its conviction to preserve the euro bloc. Early in September, the European Central Bank announced its plan to purchase sovereign debt in the eurozone’s most troubled nations. Later that month, the US Federal Reserve announced its long-awaited — and surprisingly aggressive — stimulus program, committing to purchase $40 billion of agency mortgage-backed securities per month until the US economy exhibits enough strength to sustain real growth and the labor market shows solid improvement. These central bank actions boosted investor confidence and risk assets rallied globally.

European stocks continued their advance in the final month of the reporting period as progress toward fiscal integration created a more positive atmosphere for investors. However, as corporate earnings season got underway in the United States, lackluster results pointed to the fragility of global growth and pushed US equity markets down for the month of October. The period ended with increasing concern about how and when US politicians would resolve the nation’s looming fiscal crisis, known as the “fiscal cliff.”

All asset classes performed well for the 12-month period ended October 31, 2012, with the strongest returns coming from US stocks and high yield bonds. For the six-month period ended October 31, 2012, equities underperformed fixed income investments, where high yield was the leading sector. US and international stocks finished the six-month period with modest gains, while emerging market stocks lagged other asset classes amid ongoing uncertainty. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Although the financial world remains highly uncertain, we believe there are new avenues of opportunity — new ways to invest and new markets to consider. We believe it’s our responsibility to help investors adapt to today’s new world of investing and build the portfolios these times require. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Although the financial world remains highly uncertain, we believe there are new avenues of opportunity.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2012
	6-month	12-month
US large cap equities (S&P 500® Index)	2.16%	15.21%
US small cap equities (Russell 2000® Index)	0.95	12.08
International equities (MSCI Europe, Australasia, Far East Index)	2.12	4.61
Emerging market equities (MSCI Emerging Markets Index)	(1.25)	2.63
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.08
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.49	7.46
US investment grade bonds (Barclays US Aggregate Bond Index)	2.75	5.25
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.65	9.57
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.24	13.58
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended October 31, 2012

The Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25% throughout the six-month reporting period ended October 31, 2012. During the period, policymakers stated that they anticipate exceptionally low short-term rates will be warranted at least through mid-2015.

In the United States, sluggish economic growth and stubbornly high unemployment have prompted the FOMC to employ multiple stimulative measures during the period. In late June, the FOMC announced an extension of “Operation Twist” through the end of 2012. The program involves the US Federal Reserve selling short-dated US Treasury securities while purchasing an equal amount of longer-dated Treasury notes. While the program has helped keep long-term Treasury rates anchored, one consequence has been higher funding costs in the repurchase agreement (“repo”) market for dealers who have been forced to hold large inventories of short-dated US Treasuries. This has benefited short-term investors who have seen repo rates nearly double this year. So it follows that Operation Twist has led to a direct increase in short-term US Treasury yields. Three-month US Treasury bill yields, for instance, averaged 0.092% over the six months ended October 31, 2012, in contrast to an average yield of 0.046% in the previous six-month period.

In September 2012, the FOMC announced another stimulus program that would expand the US Treasury’s balance sheet for the third time since the onset of the financial crisis in September 2008; however, it was the first program to be “open-ended” in terms of size. As part of this program, the FOMC committed to purchasing approximately $40 billion of agency mortgage-backed securities (“MBS”) per month until the US labor market exhibits substantial improvement. In addition, the FOMC will continue to reinvest principal from the Federal Reserve’s existing holdings of agency MBS, bringing total monthly purchases to nearly $85 billion. The FOMC has stated that a higher rate of inflation would be acceptable in order to achieve economic expansion and employment growth. The FOMC’s stimulus programs over the past four years have, in large part, driven the US Federal Reserve’s balance sheet to triple in size to $2.8 trillion.

In Europe, as finance ministers work toward fiscal integration of the euro bloc countries, economies across the region face severe headwinds. Unemployment rates have been hovering near historical highs and sovereign bond prices in peripheral countries have been volatile and altogether weak. In July, the European Central Bank (“ECB”) cut the main refinancing rate to 0.75%. The central bank also cut its deposit rate from 0.25% to zero to encourage euro area banks to originate new loans rather than leave idle balances on reserve at the central bank. In early September, the ECB announced a bold new sovereign bond-buying plan aimed at lowering short-term financing costs for the region’s most troubled countries subject to stringent conditions set forth under the program.

Taken together, central bank actions have eased liquidity strains in the funding markets. In fact, many issuers are fully funded through the end of 2012. During the six-month period, credit spreads compressed and US dollar London Interbank Offered Rates (“LIBOR”) moved lower across the curve. The sharpest drop came in the three-month LIBOR, which fell 15 basis points over the period to 0.313% as of October 31, 2012.

In the short-term tax-exempt market, yields rose steadily leading up to the April 15th tax filing deadline, and declined throughout the summer months due to strong cash inflows resulting from the reinvestment of bond coupon payments and maturities. This is a typical seasonal pattern for yields as increasing demand for variable rate demand notes (“VRDNs”) meets a decreasing-supply environment at this time of year. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality VRDN securities (as calculated by Municipal Market Data), reached a year-to-date high of 0.26% on April 18th and ended the period at 0.21% as of October 31st.

As the FOMC’s easy monetary policy has kept rates on taxable overnight repos low by historical measures, demand for VRDN securities from taxable money funds continued to be strong in 2012. This put additional supply pressures on an already shrinking VRDN market and allowed the dealer community to maintain yields on VRDNs that continue to attract crossover buyers from the taxable market.

As state and local municipalities continued to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained diminished in 2012. Municipalities began their annual issuance of one-year notes in June. Generally speaking, municipal money market funds take advantage of “note season” to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure in the form of letters of credit on VRDNs. The municipal yield curve continued to be extremely flat with longer-dated one-year municipal notes yielding 0.22% as of October 31, 2012, representing only a nominal premium for the extension risk over VRDNs.

Tax-exempt money fund industry assets declined 2.4% during the six-month period ended October 31, 2012 to $266 billion.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Fund Information as of October 31, 2012	Funds For Institutions Series

FFI Premier Institutional Fund

FFI Premier Institutional Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2012	0.21%	0.21%

FFI Institutional Fund

FFI Institutional Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2012	0.11%	0.14%

FFI Select Institutional Fund

FFI Select Institutional Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2012	0.16%	0.20%

FFI Government Fund

FFI Government Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the US Government, its agencies or instrumentalities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2012	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
US Government Sponsored Agency Obligations	57%
Repurchase Agreements	36
US Treasury Obligations	7
Total	100%

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are direct obligations of the US Treasury.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2012	0.00%	0.01%

Portfolio Composition	Percent of Net Assets
US Treasury Obligations	108%
Liabilities in Excess of Other Assets	(8)
Total	100%

FFI Institutional Tax-Exempt Fund

FFI Institutional Tax-Exempt Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2012	0.03%	0.03%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration or advisory fees and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2012 and held through October 31, 2012) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
	Actual
FFI Premier Institutional Fund[2]	$1,000.00	$1,000.90	$0.81	0.16%
FFI Institutional Fund[2]	$1,000.00	$1,000.60	$1.21	0.24%
FFI Select Institutional Fund[2]	$1,000.00	$1,000.90	$0.91	0.18%
FFI Government Fund	$1,000.00	$1,000.00	$0.96	0.19%
FFI Treasury Fund	$1,000.00	$1,000.00	$0.50	0.10%
FFI Institutional Tax-Exempt Fund[2]	$1,000.00	$1,000.10	$1.11	0.22%
	Hypothetical[3]
FFI Premier Institutional Fund[2]	$1,000.00	$1,024.41	$0.82	0.16%
FFI Institutional Fund[2]	$1,000.00	$1,024.01	$1.22	0.24%
FFI Select Institutional Fund[2]	$1,000.00	$1,024.31	$0.92	0.18%
FFI Government Fund	$1,000.00	$1,024.31	$0.97	0.19%
FFI Treasury Fund	$1,000.00	$1,024.71	$0.51	0.10%
FFI Institutional Tax-Exempt Fund[2]	$1,000.00	$1,024.11	$1.12	0.22%
[1]	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Because the Fund is a feeder fund, the expense example reflects the expenses of the Fund and the master portfolio in which it invests.

[3]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Schedule of Investments October 31, 2012 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Discount Notes (a):
0.18%, 1/03/13	$700	$699,786
0.15%, 2/13/13	11,000	10,995,233
0.16%, 3/06/13	6,000	5,996,667
Fannie Mae Variable Rate Notes (b):
0.24%, 12/20/12	10,000	10,000,683
0.34%, 1/10/13	25,000	24,999,034
0.34%, 5/17/13	10,000	9,998,335
0.19%, 11/08/13	10,000	9,996,911
Federal Farm Credit Bank, 0.40%, 11/02/12	21,150	21,150,134
Federal Farm Credit Bank Discount Notes (a):
0.13%, 11/13/12	15,000	14,999,350
0.16%, 11/21/12	8,000	7,999,289
0.22%, 7/05/13	5,000	4,992,483
Federal Farm Credit Bank Variable Rate Notes (b):
0.26%, 1/25/13	10,650	10,650,125
0.13%, 6/18/13	10,000	10,000,000
0.37%, 11/27/13	20,000	20,000,000
0.14%, 1/21/14	13,000	12,994,441
0.17%, 3/07/14	50,000	49,993,789
Federal Home Loan Bank Bonds:
0.20%, 11/07/12	15,000	14,999,992
0.22%, 11/07/12	40,625	40,625,348
0.18%, 11/14/12	30,400	30,400,133
0.21%, 11/16/12	20,000	20,000,135
1.63%, 11/21/12	39,110	39,141,134
0.20%, 12/06/12	18,000	18,000,470
0.17%, 2/01/13	10,000	9,999,421
0.18%, 2/01/13	25,000	24,999,494
0.17%, 2/06/13	11,300	11,300,053
0.17%, 2/06/13	10,000	9,999,523
0.16%, 2/08/13	15,000	14,997,629
0.13%, 2/14/13	10,000	9,998,008
0.18%, 2/15/13	19,000	18,998,184
0.17%, 2/25/13	14,000	13,998,017
0.19%, 2/27/13	17,000	16,997,611
0.19%, 2/27/13	11,150	11,149,843
0.20%, 3/01/13	14,000	13,998,946
0.15%, 3/18/13	25,000	24,998,013
0.22%, 5/17/13	8,000	7,998,998
0.25%, 7/02/13	14,850	14,848,085
0.23%, 8/28/13	5,000	4,999,877
0.50%, 8/28/13	5,000	5,012,026
Federal Home Loan Bank Discount Notes (a):
0.16%, 11/14/12	15,000	14,999,123
0.18%, 1/02/13	20,000	19,993,800
0.16%, 1/16/13	50,000	49,983,111
0.16%, 3/13/13	20,000	19,988,633
0.15%, 3/15/13	15,000	14,991,402
0.16%, 4/15/13	32,000	31,977,267
0.17%, 4/19/13	20,000	19,984,038
0.21%, 5/28/13	10,000	9,987,867
0.22%, 7/11/13	30,000	29,953,800
Federal Home Loan Bank Variable Rate Note (b):
0.16%, 11/26/12	30,000	29,999,487
0.17%, 2/25/14	25,000	24,990,008
Freddie Mac Discount Notes (a):
0.15%, 11/26/12	23,505	23,502,552
0.13%, 1/07/13	7,033	7,031,298
0.15%, 2/11/13	5,700	5,697,578

US Government Sponsored Agency Obligations	Par (000)	Value

Freddie Mac Discount Notes (a) (concluded):
0.15%, 2/19/13	$9,400	$9,395,692
0.16%, 2/19/13	25,000	24,987,778
0.16%, 2/25/13	30,000	29,984,533
0.15%, 2/27/13	25,000	24,987,708
0.15%, 2/28/13	20,000	19,990,083
Freddie Mac Variable Rate Notes (b):
0.34%, 1/24/13	50,000	49,995,364
0.17%, 3/21/13	15,000	14,997,677
0.40%, 9/03/13	30,000	29,994,925
0.15%, 9/13/13	50,000	49,973,760
Total US Government Sponsored Agency Obligations — 57.4%		1,160,314,684

US Treasury Obligations
US Treasury Bills (a):
0.14%, 2/07/13	50,000	49,980,944
0.14%, 2/28/13	30,000	29,986,563
0.20%, 3/07/13	16,000	15,989,192
0.14%, 3/14/13	23,000	22,988,104
0.20%, 8/22/13	12,000	11,980,890
Total US Treasury Obligations — 6.5%		130,925,693

Repurchase Agreements
Barclays Capital, Inc., 0.30%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $25,000,208, collateralized by a US Treasury Bond, 4.50% due 8/15/39, par and fair values of $18,982,800 and $25,500,008, respectively)	25,000	25,000,000
Barclays Capital, Inc., 0.23%, 11/05/12 (Purchased on 10/29/12 to be repurchased at $150,006,708, collateralized by various US Government Sponsored Agency Obligations, 0.00% — 2.70% due 11/09/12 — 4/09/14, par and fair values of $152,631,000 and $153,000,793, respectively)	150,000	150,000,000
Citigroup Global Markets, Inc., 0.33%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $26,000,238, collateralized by various US Government Sponsored Agency Obligations, 5.89% — 6.25% due 1/15/42, par and fair values of $119,285,533 and $27,820,000, respectively)	26,000	26,000,000
Deutsche Bank Securities, Inc., 0.35%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $75,000,729, collateralized by various US Government Sponsored Agency Obligations, 3.00% — 3.50% due 10/01/27 — 12/01/31, par and fair values of $76,892,974 and $77,250,001, respectively)	75,000	75,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	7

Schedule of Investments (concluded)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.19%, 11/19/12 (Purchased on 9/18/12 to be repurchased at $100,032,722, collateralized by various US Government Sponsored Agency Obligations, 0.00% — 7.00% due 5/01/27 — 8/25/42, par and fair values of $1,046,964,060 and $107,318,471, respectively)	$100,000	$100,000,000
Deutsche Bank Securities, Inc., 0.24%, 1/09/13 (Purchased on 10/11/12 to be repurchased at $25,015,000, collateralized by various US Government Sponsored Agency Obligations, 2.50% — 5.50% due 3/25/24 — 10/01/42, par and fair values of $25,216,702 and $25,836,344, respectively)	25,000	25,000,000
Goldman Sachs & Co., 0.25%, 11/05/12 (Purchased on 10/30/12 to be repurchased at $50,002,083, collateralized by various US Government Sponsored Agency Obligations, 3.00% — 3.50% due 7/01/31 — 9/01/40, par and fair values of $50,793,807 and $51,500,000, respectively)	50,000	50,000,000
Goldman Sachs & Co., 0.25%, 11/07/12 (Purchased on 10/30/12 to be repurchased at $50,002,431, collateralized by various US Government Sponsored Agency Obligations, 4.50% — 5.00% due 10/01/27 — 5/01/42, par and fair values of $52,161,202 and $51,500,001, respectively)	50,000	50,000,000
HSBC Securities (USA), Inc., 0.26%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $22,000,159, collateralized by a US Treasury Note, 1.25% due 10/31/15, par and fair values of $21,890,000 and $22,442,286, respectively)	22,000	22,000,000
JPMorgan Securities LLC, 0.28%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $71,000,552, collateralized by various US Treasury Bonds, 0.00% — 10.63% due 8/15/15 — 2/15/36, par and fair values of $101,975,500 and $72,421,812, respectively)	71,000	71,000,000
Morgan Stanley & Co. LLC, 0.30%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $110,774,923, collateralized by a US Treasury Note, 2.50% due 4/30/15, par and fair values of $107,257,900 and $112,989,548, respectively)	110,774	110,774,000
RBS Securities, Inc., 0.33%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $25,000,229, collateralized by a US Government Sponsored Agency Obligation, 0.00% due 1/07/13, par and fair values of $25,505,000 and $25,500,155, respectively)	25,000	25,000,000
Total Repurchase Agreements — 36.1%		729,774,000
Total Investments (Cost — $2,021,014,377*) — 100.0%		2,021,014,377
Other Assets Less Liabilities — 0.0%		780,374

Net Assets — 100.0%		$2,021,794,751

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,021,014,377	—	$2,021,014,377

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, a bank overdraft of $(631,433) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2012.

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Schedule of Investments October 31, 2012 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.05% — 0.12%, 11/01/12	$285,833	$285,833,000
0.09% — 0.12%, 11/08/12	326,420	326,413,098
0.12% — 0.15%, 11/15/12	220,000	219,989,247
0.11% — 0.15%, 11/23/12	326,000	325,976,151
0.10% — 0.13%, 11/29/12	326,000	325,971,555
0.11% — 0.15%, 12/06/12	222,722	222,697,672
0.09% — 0.16%, 1/03/13	225,000	224,961,719
0.11% — 0.15%, 1/10/13	115,000	114,973,074
0.10% — 0.15%, 1/17/13	175,000	174,958,237
0.11% — 0.14%, 1/24/13	155,000	154,959,867
0.13% — 0.15%, 1/31/13	168,500	168,445,773
0.14%, 2/07/13	20,000	19,992,378
0.15%, 2/14/13	25,000	24,989,427
0.15%, 2/21/13	40,000	39,981,956
0.14%, 3/14/13	25,000	24,987,069
0.14%, 3/21/13	96,000	95,949,600
0.14%, 3/28/13	40,000	39,977,133
0.14%, 4/04/13	25,000	24,985,028
0.15%, 4/11/13	25,000	24,983,788
0.15%, 4/18/13	25,000	24,982,500
0.15%, 4/25/13	50,000	49,963,542
0.16%, 5/02/13	25,000	24,979,667
US Treasury Note, 1.38%, 11/15/12	30,000	30,014,402
Total Investments (Cost — $2,970,965,883*) — 107.8%		2,970,965,883
Liabilities in Excess of Other Assets — (7.8)%		(215,905,635)

Net Assets — 100.0%		$2,755,060,248

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,970,965,883	—	$2,970,965,883

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $597,155 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2012.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	9

Statements of Assets and Liabilities	Funds For Institutions Series

October 31, 2012 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Assets
Investments at value — from the applicable Master Portfolio[1,5]	$8,181,532,243	$2,262,289,108	$3,706,088,505	—	—	$2,397,493,873
Investments at value — unaffiliated[2]	—	—	—	$1,291,240,377	$2,970,965,883	—
Repurchase agreements at value[3] — unaffiliated	—	—	—	729,774,000	—	—
Cash	—	—	—	—	597,155	—
Capital shares sold receivable	—	618,657	—	22,502,283	2,648,874	—
Withdrawals receivable from the Master Portfolio	—	—	—	—	—	35,105
Interest receivable	—	—	—	644,111	190,557	—
Investments sold receivable	—	—	—	627,000	—	—
Prepaid expenses	155,642	141,832	32,417	46,826	25,129	105,680

Total assets	8,181,687,885	2,263,049,597	3,706,120,922	2,044,834,597	2,974,427,598	2,397,634,658

Liabilities
Bank overdraft	—	—	—	631,433	—	—
Investments purchased payable	—	—	—	—	215,938,979	—
Capital shares redeemed payable	—	—	—	21,930,048	3,076,541	35,105
Contributions payable to the Master Portfolio	—	618,657	—	—	—	—
Administration fees payable	739,493	295,503	363,469	—	—	298,123
Investment advisory fees payable	—	—	—	296,953	215,167	—
Income dividends payable	217,292	11,776	62,633	351	—	14,701
Officer’s and Directors’ fees payable	—	—	1,857	8,853	7,107	2,128
Other accrued expenses payable	207,863	197,079	77,607	172,208	129,556	155,499

Total liabilities	1,164,648	1,123,015	505,566	23,039,846	219,367,350	505,556

Net Assets	$8,180,523,237	$2,261,926,582	$3,705,615,356	$2,021,794,751	$2,755,060,248	$2,397,129,102

Net Assets Consist of
Paid-in capital	$8,180,928,233	$2,261,702,399	$3,705,460,233	$2,021,752,419	$2,754,977,866	$2,397,128,686
Undistributed (distributions in excess of) net investment income	14,099	5,645	5,036	2,494	781	(20,673)
Accumulated net realized gain (loss)	(419,095)	218,538	150,087	39,838	81,601	21,089

Net Assets, $1.00 net asset value per share[4]	$8,180,523,237	$2,261,926,582	$3,705,615,356	$2,021,794,751	$2,755,060,248	$2,397,129,102

[1] Investments at cost — affiliated	$8,181,532,243	$2,262,289,108	$3,706,088,505	—	—	$2,397,493,873
[2] Investments at cost — unaffiliated	—	—	—	$1,291,240,377	$2,970,965,883	—
[3] Repurchase agreements at cost — unaffiliated	—	—	—	$729,774,000	—	—
[4] Shares outstanding, unlimited number of shares authorized, par value $0.10 per share	8,180,928,233	2,261,702,399	3,705,460,233	2,021,752,419	2,754,977,875	2,395,102,894
[5] Master Premier Institutional Portfolio, Master Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio, respectively.

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Statements of Operations	Funds For Institutions Series

Six Months Ended October 31, 2012 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Investment Income
Interest	—	—	—	$2,442,977	$1,386,168	—
Net investment income allocated from the applicable Master Portfolio:
Interest	$14,934,916	$4,063,214	$4,633,432	—	—	$3,082,171
Expenses	(2,437,414)	(734,410)	(833,302)	—	—	(798,512)

Total income	12,497,502	3,328,804	3,800,130	2,442,977	1,386,168	2,283,659

Expenses
Investment advisory	—	—	—	3,937,841	4,205,592	—
Administration	4,257,834	1,837,866	1,804,923	—	—	1,917,770
Transfer agent	161,904	220,040	39,760	107,504	101,952	139,080
Custodian	—	—	—	129,192	82,088	—
Registration	31,832	41,584	48,760	32,200	37,168	33,120
Insurance	46,944	36,624	—	10,056	9,816	24,520
Professional	6,072	6,068	6,380	17,664	16,680	6,632
Printing	10,624	10,240	3,150	5,936	5,984	4,160
Officer and Directors	2,576	736	1,104	18,080	18,344	920
Miscellaneous	1,622	3,521	3,348	7,608	14,400	24,284

Total expenses	4,519,408	2,156,679	1,907,425	4,266,081	4,492,024	2,150,486
Less fees waived by Manager	—	—	—	(1,947,863)	(3,105,922)	—
Less fees waived and/or reimbursed by administrator	—	—	(232,137)	—	—	(146,590)

Total expenses after fees waived and/or reimbursed	4,519,408	2,156,679	1,675,288	2,318,218	1,386,102	2,003,896

Net investment income	7,978,094	1,172,125	2,124,842	124,759	66	279,763

Realized Gain
Net realized gain allocated from the applicable Master Portfolio	254,495	96,596	95,309	—	—	—
Net realized gain from investments	—	—	—	23,346	73,749	—

Net Increase in Net Assets Resulting from Operations	$8,232,589	$1,268,721	$2,220,151	$148,105	$73,815	$279,763

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	11

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund		FFI Institutional Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012

Operations
Net investment income	$7,978,094	$12,499,254	$1,172,125	$1,568,993
Net realized gain	254,495	512,233	96,596	115,168

Net increase in net assets resulting from operations	8,232,589	13,011,487	1,268,721	1,684,161

Dividends and Distributions to Shareholders From[1]
Net investment income	(7,978,094)	(12,493,384)	(1,172,125)	(1,566,967)
Net realized gain	—	—	(35,175)	(432,874)

Decrease in net assets resulting from dividends and distributions to shareholders	(7,978,094)	(12,493,384)	(1,207,300)	(1,999,841)

Capital Share Transactions
Net proceeds from sale of shares	20,400,258,682	41,288,745,449	2,913,956,416	8,521,364,126
Reinvestment of dividends and distributions	6,695,575	9,972,246	1,132,648	1,881,490
Cost of shares redeemed	(20,282,213,962)	(44,528,247,098)	(3,273,406,413)	(10,498,221,469)

Net increase (decrease) in net assets derived from capital share transactions	124,740,295	(3,229,529,403)	(358,317,349)	(1,974,975,853)

Net Assets
Total increase (decrease) in net assets	124,994,790	(3,229,011,300)	(358,255,928)	(1,975,291,533)
Beginning of period	8,055,528,447	11,284,539,747	2,620,182,510	4,595,474,043

End of period	$8,180,523,237	$8,055,528,447	$2,261,926,582	$2,620,182,510

Undistributed net investment income	$14,099	$14,099	$5,645	$5,645

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Statements of Changes in Net Assets (continued)	Funds for Institutions Series

	FFI Select Institutional Fund		FFI Government Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012

Operations
Net investment income	$2,124,842	$3,487,498	$124,759	$207,873
Net realized gain	95,309	108,678	23,346	77,897

Net increase in net assets resulting from operations	2,220,151	3,596,176	148,105	285,770

Dividends and Distributions to Shareholders From[1]
Net investment income	(2,124,842)	(3,485,078)	(124,759)	(206,780)
Net realized gain	(64,476)	(354,494)	—	(197,698)

Decrease in net assets resulting from dividends and distributions to shareholders	(2,189,318)	(3,839,572)	(124,759)	(404,478)

Capital Share Transactions
Net proceeds from sale of shares	15,494,481,257	37,355,360,190	4,644,914,757	16,532,252,872
Reinvestment of dividends and distributions	1,801,372	3,241,843	115,241	380,958
Cost of shares redeemed	(14,679,583,367)	(39,164,228,204)	(5,401,043,203)	(16,790,610,505)

Net increase (decrease) in net assets derived from capital share transactions	816,699,262	(1,805,626,171)	(756,013,205)	(257,976,675)

Net Assets
Total increase (decrease) in net assets	816,730,095	(1,805,869,567)	(755,989,859)	(258,095,383)
Beginning of period	2,888,885,261	4,694,754,828	2,777,784,610	3,035,879,993

End of period	$3,705,615,356	$2,888,885,261	$2,021,794,751	$2,777,784,610

Undistributed net investment income	$5,036	$5,036	$2,494	$2,494

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	13

Statements of Changes in Net Assets (concluded)	Funds For Institutions Series

	FFI Treasury Fund		FFI Institutional Tax-Exempt Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012

Operations
Net investment income	$66	$1,434	$279,763	$1,311,696
Net realized gain	73,749	67,689	—	75,691

Net increase in net assets resulting from operations	73,815	69,123	279,763	1,387,387

Dividends and Distributions to Shareholders From[1]
Net investment income	(505)	(930)	(279,763)	(1,308,349)
Net realized gain	(18,530)	(125,620)	—	(54,602)

Decrease in net assets resulting from dividends and distributions to shareholders	(19,035)	(126,550)	(279,763)	(1,362,951)

Capital Share Transactions
Net proceeds from sale of shares	2,103,961,330	6,294,746,651	3,804,256,811	9,697,551,312
Reinvestment of dividends and distributions	18,887	125,384	206,343	1,164,246
Cost of shares redeemed	(2,031,042,767)	(6,253,693,454)	(4,336,303,324)	(11,920,715,761)

Net increase (decrease) in net assets derived from capital share transactions	72,937,450	41,178,581	(531,840,170)	(2,222,000,203)

Net Assets
Total increase (decrease) in net assets	72,992,230	41,121,154	(531,840,170)	(2,221,975,767)
Beginning of period	2,682,068,018	2,640,946,864	2,928,969,272	5,150,945,039

End of period	$2,755,060,248	$2,682,068,018	$2,397,129,102	$2,928,969,272

Undistributed (distributions in excess of) net investment income	$781	$1,220	$(20,673)	$(20,673)

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Financial Highlights	Funds For Institutions Series

	FFI Premier Institutional Fund
	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30,
			2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009		0.0012	0.0022	0.0028	0.0209	0.0473
Net realized gain	—		—	0.0001	—	—	—

Net increase from investment operations	0.0009		0.0012	0.0023	0.0028	0.0209	0.0473

Dividends from net investment income[5]	(0.0009)		(0.0012)	(0.0022)	(0.0028)	(0.0209)	(0.0473)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.09%	[2]	0.12%	0.22%	0.28%	2.11%	4.83%

Ratios to Average Net Assets[3]
Total expenses	0.16%	[4]	0.16%	0.16%	0.18%	0.18%	0.16%

Net investment income	0.19%	[4]	0.12%	0.22%	0.29%	2.16%	4.63%

Supplemental Data
Net assets, end of period (000)	$8,180,523		$8,055,528	$11,284,540	$12,182,188	$17,312,092	$32,406,176

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[4]	Annualized.

[5]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	15

Financial Highlights	Funds For Institutions Series

	FFI Institutional Fund
	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30,
			2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005		0.0006	0.0017	0.0023	0.0204	0.0467
Net realized gain	—		0.0001	0.0003	—	—	—

Net increase from investment operations	0.0005		0.0007	0.0020	0.0023	0.0204	0.0467

Dividends and distributions from:[5]
Net investment income	(0.0005)		(0.0006)	(0.0017)	(0.0023)	(0.0204)	(0.0467)
Net realized gain	—		(0.0001)	(0.0003)	—	—	—

Total dividends and distributions	(0.0005)		(0.0007)	(0.0020)	(0.0023)	(0.0204)	(0.0467)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.05%	[2]	0.06%	0.20%	0.23%	2.06%	4.77%

Ratios to Average Net Assets[3]
Total expenses	0.24%	[4]	0.23%	0.22%	0.24%	0.24%	0.22%

Total expenses after fees waived	0.24%	[4]	0.23%	0.22%	0.24%	0.24%	0.22%

Net investment income	0.10%	[4]	0.05%	0.17%	0.26%	2.03%	4.59%

Supplemental Data
Net assets, end of period (000)	$2,261,927		$2,620,183	$4,595,474	$6,783,683	$23,356,339	$27,287,307

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[4]	Annualized.

[5]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Financial Highlights	Funds for Institutions Series

	FFI Select Institutional Fund
	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30,				Period February 4, 2008[1] to April 30, 2008
			2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008		0.0010	0.0020	0.0027	0.0207	0.0082
Net realized gain	—		0.0001	0.0001	—	—	—

Net increase from investment operations	0.0008		0.0011	0.0021	0.0027	0.0207	0.0082

Dividends and distributions from:[6]
Net investment income	(0.0008)		(0.0010)	(0.0020)	(0.0027)	(0.0207)	(0.0082)
Net realized gain	—		(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0008)		(0.0011)	(0.0021)	(0.0027)	(0.0207)	(0.0082)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.08%	[3]	0.11%	0.21%	0.27%	2.09%	0.82%	[3]

Ratios to Average Net Assets[4]
Total expenses	0.20%	[5]	0.20%	0.18%	0.18%	0.21%	0.18%	[5]

Total expenses after fees waived and paid indirectly	0.18%	[5]	0.18%	0.18%	0.18%	0.21%	0.18%	[5]

Net investment income	0.15%	[5]	0.10%	0.21%	0.24%	2.04%	3.34%	[5]

Supplemental Data
Net assets, end of period (000)	$3,705,615		$2,888,885	$4,694,755	$4,395,901	$2,625,408	$2,319,487

[1]	Commencement of operations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or investment income.

[5]	Annualized.

[6]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	17

Financial Highlights	Funds For Institutions Series

	FFI Government Fund
	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30,
			2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001		0.0001	0.0005	0.0012	0.0141	0.0435

Dividends and distributions from:[4]
Net investment income	(0.0001)		(0.0001)	(0.0005)	(0.0012)	(0.0141)	(0.0435)
Net realized gain	—		—	(0.0002)	—	—	—

Total dividends and distributions	(0.0001)		(0.0001)	(0.0007)	(0.0012)	(0.0141)	(0.0435)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.01%	[2]	0.01%	0.07%	0.12%	1.42%	4.44%

Ratios to Average Net Assets
Total expenses	0.34%	[3]	0.33%	0.33%	0.34%	0.35%	0.32%

Total expenses after fees waived and paid indirectly	0.19%	[3]	0.15%	0.22%	0.23%	0.24%	0.21%

Net investment income	0.01%	[3]	0.01%	0.05%	0.12%	1.26%	4.06%

Supplemental Data
Net assets, end of period (000)	$2,021,795		$2,777,785	$3,035,880	$4,980,873	$11,707,716	$9,072,522

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

[4]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

18	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Financial Highlights	Funds For Institutions Series

	FFI Treasury Fund
	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30,
			2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000		0.0000	0.0000	0.0001	0.0076	0.0346
Net realized gain	—		—	0.0001	—	—	—

Net increase from investment operations	0.0000		0.0000	0.0001	0.0001	0.0076	0.0346

Dividends and distributions from:[5]
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0001)	(0.0076)	(0.0346)
Net realized gain	—		—	(0.0001)	—	—	—

Total dividends and distributions	(0.0000)		(0.0000)	(0.0001)	(0.0001)	(0.0076)	(0.0346)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%	[2]	0.00%	0.01%	0.01%	0.77%	3.51%

Ratios to Average Net Assets
Total expenses	0.34%	[3]	0.33%	0.33%	0.34%	0.33%	0.32%

Total expenses after fees waived	0.10%	[3]	0.05%	0.16%	0.17%	0.22%	0.21%

Net investment income	0.00%	[3,4]	0.00% [4]	0.00% [4]	0.00%	0.68%	2.74%

Supplemental Data
Net assets, end of period (000)	$2,755,060		$2,682,068	$2,640,947	$4,672,003	$9,875,165	$9,627,231

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

[4]	Amount is less than 0.01%.

[5]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	19

Financial Highlights	Funds For Institutions Series

	FFI Institutional Tax-Exempt Fund
	Six Months Ended October 31, 2012 (Unaudited)		Year Ended April 30,
			2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001		0.0003	0.0017	0.0028	0.0150	0.0314

Dividends and distributions from:[5]
Net investment income	(0.0001)		(0.0003)	(0.0017)	(0.0028)	(0.0150)	(0.0314)
Net realized gain	—		—	—	—	—	(0.0000)

Total dividends and distributions	(0.0001)		(0.0003)	(0.0017)	(0.0028)	(0.0150)	(0.0314)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.01%	[2]	0.03%	0.17%	0.28%	1.51%	3.18%

Ratios to Average Net Assets[3]
Total expenses	0.23%	[4]	0.23%	0.22%	0.23%	0.24%	0.22%

Total expenses after fees waived	0.22%	[4]	0.18%	0.22%	0.23%	0.24%	0.22%

Net investment income	0.02%	[4]	0.03%	0.18%	0.28%	1.55%	3.13%

Supplemental Data
Net assets, end of period (000)	$2,397,129		$2,928,969	$5,150,945	$10,793,962	$14,886,326	$17,518,515

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[4]	Annualized.

[5]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

20	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Notes to Financial Statements (Unaudited)	Funds For Institutions Series

1. Organization and Significant Accounting Policies:

Funds for Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds” or individually a “Fund”). Each Fund is classified as diversified. Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which have the same investment objective and strategies as the corresponding Feeder Funds. Premier Institutional Fund invests all of its assets in Master Premier Institutional Portfolio. Institutional Fund and Select Institutional Fund invest all of their assets in Master Institutional Portfolio. Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. As of October 31, 2012, the percentage of Master Premier Institutional Portfolio and Master Institutional Tax-Exempt Portfolio owned by Premier Institutional Fund and Institutional Tax-Exempt Fund were 100% and 100%, respectively. As of October 31, 2012, the percentage of Master Institutional Portfolio owned by Institutional Fund and Select Institutional Fund were 48% and 52%, respectively. The performance of each Feeder Fund is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the Trustees of the Trust and the Directors of the Master LLC are referred to throughout this report as the “Directors”. The Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value its financial instruments at market value. Each Feeder Fund records its investment in the applicable Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: Government Fund and Treasury Fund may invest in repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For the Feeder Funds, for financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Feeder Funds record daily their proportionate share of the applicable Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	21

Notes to Financial Statements (continued)	Funds For Institutions Series

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended April 30, 2012. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

BlackRock Advisors, LLC (the “Manager” or “Administrator”), an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for Government Fund and Treasury Fund pursuant to an investment advisory agreement with the Trust, and as the Administrator to the Feeder Funds pursuant to an administration agreement with the Trust. The Feeder Funds do not pay an investment advisory fee or investment management fee.

The Manager provides investment advisory and administrative services to Government Fund and Treasury Fund. The Manager is responsible for the management of Government Fund and Treasury Fund and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

First $500 Million	0.350%
$500 Million — $750 Million	0.335%
$750 Million — $1 Billion	0.320%
Greater than $1 Billion	0.300%

The Manager voluntarily agreed to waive a portion of the investment advisory fees for Government Fund and Treasury Fund. The effective fee payable to the Manager by Government Fund and Treasury Fund will be at the annual rate of 0.20% of such Fund’s average daily net assets. The Manager may discontinue this waiver in whole or in part at any time without notice. These amounts are included in fees waived by advisor in the Statements of Operations.

For the six months ended October 31, 2012, the following amounts were waived pursuant to this agreement:

Government Fund	$1,442,839
Treasury Fund	$1,532,088

The Manager and/or Administrator voluntarily agreed to waive and/or reimburse a portion of its advisory and/or administration fees to enable Institutional Fund, Select Institutional Fund, Premier Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund to maintain a minimum daily net investment income dividend. This amount is included in or shown as fees waived by advisor or fees waived and/or reimbursed by administrator in the Statements of Operations.

The Administrator provides certain administrative services for the Feeder Funds. For such services, each Feeder Fund pays the Administrator a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Premier Institutional Fund	0.10%
Institutional Fund	0.15%
Select Institutional Fund	0.13%
Institutional Tax-Exempt Fund	0.15%

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee, the Administrator has agreed to pay all other ordinary expenses of Select Institutional Fund other than the Fund’s pro rata portion of the investment advisory fee of Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator.

The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Manager.

22	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Notes to Financial Statements (concluded)	Funds For Institutions Series

Certain officers and/or directors of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer.

3. Capital Loss Carryforward:

As of April 30, 2012, Premier Institutional Fund had a capital loss carryforward in the amount of $673,590, available to offset future realized capital gains, all of which expires on April 30, 2017.

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	23

Master LLC Portfolio Information as of October 31, 2012	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Institutional Portfolio	Percent of Net Assets
Certificates of Deposit	35%
Commercial Paper	24
Repurchase Agreements	14
US Treasury Obligations	10
Corporate Notes	5
Time Deposits	5
Municipal Bonds	3
US Government Sponsored Agency Obligations	1
Other Assets Less Liabilities	3

Total	100%

Master Institutional Portfolio	Percent of Net Assets
Certificates of Deposit	32%
Commercial Paper	28
Repurchase Agreements	17
US Treasury Obligations	9
US Government Sponsored Agency Obligations	5
Time Deposits	3
Corporate Notes	3
Municipal Bonds	3

Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets
Variable Rate Demand Obligations	85%
Tax-Exempt Commercial Paper	15
Fixed Rate Notes	1
Liabilities in Excess of Other Assets	(1)

Total	100%

24	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Schedule of Investments October 31, 2012 (Unaudited)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee (a) — 35.1%
Bank of Montreal, Chicago:
0.28%, 12/20/12	$125,000	$125,000,000
0.43%, 7/17/13 (b)	64,000	64,000,000
0.39%, 11/12/13 (b)	55,000	55,000,000
Bank of Nova Scotia, Houston (b):
0.30%, 12/19/12	120,000	120,000,000
0.31%, 2/11/13	85,000	85,000,000
0.31%, 6/17/13	63,000	63,000,000
0.35%, 10/16/13	66,000	65,995,206
0.41%, 11/01/13	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.43%, 11/14/12	75,000	75,000,000
0.49%, 2/19/13	55,000	55,000,000
0.39%, 4/16/13	60,000	60,000,000
0.34%, 4/22/13	25,000	25,000,000
Barclays Bank Plc, NY, 0.49%, 1/23/13	65,000	65,000,000
BNP Paribas, NY:
0.38%, 12/04/12	43,000	43,000,000
0.42%, 1/02/13	43,500	43,500,000
Canadian Imperial Bank of Commerce, NY (b):
0.39%, 9/25/13	81,000	81,000,000
0.38%, 11/18/13	65,000	65,000,000
Credit Industriel et Commercial, NY, 0.44%, 12/03/12	105,500	105,500,000
Mitsubishi UFJ Trust & Banking Co., 0.47%, 2/28/13 (b)	30,000	30,000,000
National Australia Bank Ltd., NY:
0.44%, 12/20/12	74,000	74,000,000
0.48%, 4/10/13	87,000	87,000,000
National Bank of Canada, 0.30%, 1/04/13	100,000	100,000,000
Rabobank Nederland NV, NY (b):
0.42%, 1/18/13	150,000	150,000,000
0.50%, 3/13/13	100,000	100,000,000
0.50%, 6/18/13	82,000	82,000,000
0.43%, 10/29/13	72,500	72,500,000
Royal Bank of Canada, NY, 0.42%, 4/02/13 (b)	108,500	108,500,000
Societe Generale, 0.19%, 11/01/12	100,000	100,000,000
Societe Generale, NY:
0.46%, 12/03/12	43,000	43,000,000
0.58%, 1/03/13	140,000	140,000,000

Certificates of Deposit	Par (000)	Value

Yankee (a) (concluded)
Sumitomo Mitsui Banking Co. Ltd., NY:
0.40%, 11/08/12	$100,000	$100,000,000
0.37%, 1/10/13	50,000	50,000,000
0.43%, 1/15/13	75,000	75,000,000
0.32%, 2/01/13	60,000	60,000,000
Svenska Handelsbanken, NY, 0.28%, 12/10/12	110,000	110,000,000
Toronto Dominion Bank, NY, 0.32%, 10/21/13 (b)	40,000	40,000,000
Westpac Banking Corp., NY:
0.41%, 5/07/13	65,000	65,000,000
0.43%, 6/05/13	50,000	50,000,000
0.35%, 7/10/13 (b)	25,000	25,129,253
Total Certificates of Deposit — 35.4%		2,893,124,459

Commercial Paper
Antalis US Funding Corp.:
0.40%, 11/01/12	39,000	39,000,000
0.48%, 2/01/13 (c)	35,000	34,957,067
Aspen Funding Corp., 0.44%, 11/15/12 (c)	50,062	50,053,434
Atlantis One Funding Corp., 0.47%, 3/07/13 (c)	100,000	99,835,500
Australia & New Zealand Banking, 0.41%, 11/12/13	70,000	70,000,000
Barton Capital LLC (c):
0.35%, 11/05/12	50,000	49,998,056
0.35%, 11/16/12	50,000	49,992,708
BNP Paribas Finance, Inc., 0.36%, 1/08/13 (c)	37,000	36,974,840
CAFCO LLC:
0.44%, 11/01/12	68,000	68,000,000
0.40%, 12/04/12 (c)	49,000	48,982,033
CHARTA LLC, 0.35%, 12/03/12 (c)	50,000	49,984,444
CIESCO LLC, 0.31%, 11/02/12 (c)	50,000	49,999,569
Commonwealth Bank of Australia, 0.35%, 1/14/13 (b)	50,000	50,000,000
CRC Funding LLC (c):
0.32%, 11/08/12	73,000	72,995,458
0.32%, 11/09/12	100,000	99,992,889
Erste Abwicklungsanstalt (c):
0.45%, 11/07/12	50,000	49,996,250
0.61%, 11/09/12	25,500	25,496,543

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts

ECN	Extendible Commercial Note
EDA	Economic Development Authority
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
FSA	Financial Security Assurance, Inc.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders

NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
RIB	Residual Interest Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	25

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value

Erste Abwicklungsanstalt (c) (concluded):
0.52%, 11/20/12	$50,000	$49,986,278
0.46%, 12/05/12	50,000	49,978,278
0.60%, 4/10/13	100,000	99,733,333
0.53%, 7/02/13	20,000	19,928,450
Gemini Securitization Corp. LLC (c):
0.36%, 12/05/12	20,063	20,056,179
0.50%, 4/16/13	25,000	24,942,361
General Electric Capital Corp., 0.31%, 3/04/13 (c)	71,000	70,924,799
Govco LLC, 0.36%, 11/30/12 (c)	50,000	49,985,500
HSBC Bank Plc, 0.66%, 4/25/13 (c)	43,000	42,862,878
ING (US) Funding LLC, 0.36%, 11/05/12 (c)	25,000	24,999,000
Kells Funding LLC, 0.54%, 2/04/13 (c)	75,000	74,893,125
Mont Blanc Capital Corp., 0.43%, 11/14/12 (c)	45,000	44,993,012
Nordea North America, Inc., 0.24%, 1/15/13 (c)	30,000	29,985,000
Northern Pines Funding LLC (c):
0.38%, 11/26/12	85,000	84,977,569
0.38%, 12/05/12	125,000	124,955,139
Scaldis Capital LLC, 0.37%, 1/16/13 (c)	75,000	74,941,417
Societe Generale North America, Inc., 0.45%, 1/31/13 (c)	90,000	89,897,625
Thames Asset Global Securitization (c):
0.26%, 11/16/12	24,927	24,924,300
0.30%, 12/03/12	19,305	19,299,852
Westpac Banking Corp., 0.50%, 4/02/13 (c)	30,000	29,936,667
Total Commercial Paper — 24.4%		1,998,459,553

Corporate Notes
Barclays Bank Plc, 1.22%, 1/23/13	22,119	22,224,078
HSBC Bank Plc, 1.25%, 8/12/13 (d)	78,110	78,859,805
JPMorgan Chase Bank NA, 0.39%, 5/17/13 (b)	129,905	129,905,000
National Australia Bank Ltd., 0.45%, 11/08/13 (b)(d)	25,500	25,680,626
Westpac Banking Corp. (b)(d):
0.98%, 8/23/13	55,000	55,218,859
0.86%, 9/16/13	83,500	83,745,064
Total Corporate Notes — 4.8%		395,633,432

Municipal Bonds (e)
Alaska Housing Finance Corp., Refunding RB, VRDN, State Capital Project II, Series B, 0.19%, 11/07/12	23,800	23,800,000
Denver Public School Colorado, Refunding COP, VRDN, Series A-4 (AGM) (Bank of Canada LOC), 0.19%, 11/07/12	53,000	53,000,000
JPMorgan Chase Putters/Drivers Trust, RB, VRDN, PUTTERS, Series 4263, For Texas State (JPMorgan Chase Bank NA SBPA), 0.22%, 11/01/12 (d)(f)	40,000	40,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products Chemicals Project, Series B, 0.20%, 11/07/12	24,400	24,400,000

Municipal Bonds (e)	Par (000)	Value

New York City Transitional Finance Authority, Refunding RB, VRDN, New York City Recovery, Series 3, Sub-Series 3G (Bank of New York Mellon SBPA), 0.20%, 11/07/12	$32,490	$32,490,000
New York State Dormitory Authority, Refunding RB, VRDN, City University, Consolidated 5th, Series D (TD Bank NA LOC), 0.20%, 11/07/12	7,000	7,000,000
New York State HFA, HRB, VRDN, 160th W 62nd Street, Series B (Wells Fargo Bank NA LOC), 0.19%, 11/07/12	4,000	4,000,000
San Jose California Redevelopment Agency, RB, VRDN, Merged Area Redevelopment Project, Series A (JPMorgan Chase Bank NA LOC), 0.21%, 11/07/12	11,495	11,495,000
State of California, GO, Refunding, VRDN, FLOATERS, Series 2661 (Wells Fargo Bank NA SBPA), 0.26%, 11/07/12 (f)	39,295	39,294,500
State of Texas, GO, VRDN:
Veterans Housing Assistance, Series A-2 (JPMorgan Chase Bank NA SBPA), 0.20%, 11/07/12	2,200	2,200,000
Veterans, Series B (Sumitomo Mitsui Banking Corp. SBPA), 0.23%, 11/07/12	4,610	4,610,000
Timber Ridge Colorado Affordable Housing Corp., RB, VRDN (US Bank NA LOC), 0.19%, 11/07/12	5,275	5,275,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.20%, 11/07/12	11,760	11,760,000
University of Texas, Permanent University Fund, Refunding RB, VRDN, System, Series A, 0.17%, 11/07/12	17,500	17,500,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Home Ownership, Series B (Federal Home Loan Bank SBPA), 0.21%, 11/07/12	2,895	2,895,000
Total Municipal Bonds — 3.4%		279,719,500

Time Deposits
Barclays Plc, 0.16%, 11/01/12	200,000	200,000,000
Natixis Grand Cayman, 0.21%, 11/01/12	200,000	200,000,000
Total Time Deposits — 4.9%		400,000,000

US Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.26%, 12/20/12 (b)	64,000	63,998,261
Freddie Mac Variable Rate Notes, 0.38%, 1/27/13 (b)	50,000	49,995,364
Total US Government Sponsored Agency Obligations — 1.4%		113,993,625

US Treasury Obligations
US Treasury Bills (c):
0.15%, 11/08/12	50,000	49,998,590
0.09% — 0.12%, 1/31/13	100,000	99,973,711

See Notes to Financial Statements.

26	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value

US Treasury Bills (c) (concluded):
0.14%, 2/07/13	$75,000	$74,968,354
0.11%, 2/21/13	37,000	36,988,029
0.11% — 0.14%, 2/28/13	85,000	84,964,730
0.16%, 3/07/13	35,000	34,980,706
0.13%, 3/14/13	51,500	51,475,741
0.16% — 0.18%, 4/04/13	75,000	74,947,277
0.14%, 4/11/13	40,000	39,974,508
0.18%, 5/02/13	50,000	49,956,396
0.19%, 5/30/13	40,000	39,956,133
US Treasury Notes:
0.17%, 4/30/13	12,500	12,527,837
0.54%, 5/31/13	135,000	135,246,983
Total US Treasury Obligations — 9.6%		785,958,995

Repurchase Agreements
Barclays Capital, Inc., 0.85%, 11/26/12 (Purchased on 8/22/12 to be repurchased at $80,181,333, collateralized by various Corporate/Debt Obligations, 0.00% — 2.22% due 4/14/14 — 10/25/46, par and fair values of $170,358,401 and $88,434,874, respectively)	80,000	80,000,000
Citigroup Global Markets, Inc., 0.42%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $150,001,750, collateralized by various Corporate/Debt Obligations, 0.00% — 5.43% due 9/21/15 — 12/20/54, par and fair values of $202,202,433 and $160,500,001, respectively)	150,000	150,000,000
Citigroup Global Markets, Inc., 0.66%, 4/25/13 (Purchased on 10/01/12 to be repurchased at $115,147,861, collateralized by various Corporate/Debt Obligations, 0.00% — 7.44% due 8/15/16 — 12/18/49, par and fair values of $656,386,193 and $122,609,393, respectively) (b)	114,500	114,500,000
Credit Suisse, 0.24%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $50,000,333, collateralized by various US Government Sponsored Agency Obligations, 0.00% — 37.72% due 8/15/30 — 8/15/42, par and fair values of $86,317,160, and $53,500,716, respectively)	50,000	50,000,000
Credit Suisse, 0.85%, 11/27/12 (Purchased on 10/31/12 to be repurchased at $40,025,500, collateralized by various Corporate/Debt Obligations, 0.48% — 5.69% due 11/15/18 —12/25/59, par and fair values of $537,013,548 and $44,657,101, respectively) (b)	40,000	40,000,000
Deutsche Bank Securities, Inc., 0.32%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $200,001,778, collateralized by various US Government Sponsored Debt Obligations, 0.00% —1.25% due 5/01/13 — 8/01/19, par and fair values of $204,193,000 and $204,000,719, respectively)	200,000	200,000,000

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.25%, 11/05/12 (Purchased on 10/30/12 to be repurchased at $100,004,167, collateralized by various US Government Sponsored Debt Obligations, 2.00% — 7.00% due 11/25/32 — 6/25/42, par and fair values of $101,719,657 and $107,000,000, respectively)	$100,000	$100,000,000
Deutsche Bank Securities, Inc., 0.26%, 2/01/13 (Purchased on 10/19/12 to be repurchased at $75,056,875, collateralized by various US Government Sponsored Debt Obligations, 3.00% — 4.00% due 6/01/26 — 5/01/42, par and fair values of $76,690,493 and $77,579,312, respectively) (b)	75,000	75,000,000
Deutsche Bank Securities, Inc., 0.50%, 2/01/13 (Purchased on 10/19/12 to be repurchased at $38,556,146, collateralized by Corporate/Debt Obligations, 0.00% — 5.53% due 5/15/15 —3/14/51, par and fair values of $66,140,123 and $43,705,898, respectively) (b)	38,500	38,500,000
Deutsche Bank Securities, Inc., 0.50%, 2/08/13 (Purchased on 10/26/12 to be repurchased at $40,058,333, collateralized by Corporate Debt Obligations, 0.00% — 6.50% due 11/25/18 —3/14/51, par and fair values of $160,632,480 and $47,109,743, respectively) (b)	40,000	40,000,000
Goldman Sachs & Co., 0.22%, 11/01/12 (Purchased on 10/25/12 to be repurchased at $50,002,139, collateralized by various US Government Sponsored Agency Obligations, 3.50% — 4.50% due 2/01/26 — 9/01/40, par and fair values of $57,267,615 and $51,500,000, respectively)	50,000	50,000,000
Goldman Sachs & Co., 0.21%, 11/02/12 (Purchased on 10/26/12 to be repurchased at $110,004,492, collateralized by various US Government Sponsored Agency Obligations, 3.50% — 6.00% due 11/01/32 — 10/01/42, par and fair values of $128,422,997 and $113,300,001, respectively)	110,000	110,000,000
JPMorgan Securities, Inc., 0.57%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $15,000,238, collateralized by various Corporate/Debt Obligations, 0.00% — 7.50% due 11/06/33 — 11/15/36, par and fair values of $34,144,000 and $16,053,608, respectively)	15,000	15,000,000
JPMorgan Securities, Inc., 0.70%, 12/19/12 (Purchased on 10/31/12 to be repurchased at $40,025,500, collateralized by various Corporate/Debt Obligations, 0.48% — 5.69% due 11/15/18 — 12/25/59, par and fair values of $42,720,505 and $42,800,624, respectively)	40,000	40,000,000
Total Repurchase Agreements — 13.5%		1,103,000,000
Total Investments (Cost — $7,969,889,564*) — 97.4%		7,969,889,564
Other Assets Less Liabilities — 2.6%		211,642,679

Net Assets — 100.0%		$8,181,532,243

*	Cost for federal income tax purposes.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	27

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short- Term Securities[1]	—	$7,969,889,564	—	$7,969,889,564

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $24,569,064 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2012.

See Notes to Financial Statements.

28	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Schedule of Investments October 31, 2012 (Unaudited)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee (a) — 32.5%
Bank of Montreal, Chicago:
0.28%, 12/20/12	$48,000	$48,000,000
0.31%, 2/11/13	50,000	50,000,000
0.32%, 2/11/13	50,000	49,999,293
0.43%, 7/17/13 (b)	40,500	40,500,000
0.39%, 11/12/13 (b)	35,000	35,000,000
Bank of Nova Scotia, Houston (b):
0.30%, 12/19/12	50,000	50,000,000
0.31%, 2/11/13	60,500	60,500,000
0.31%, 6/17/13	39,000	39,000,000
0.35%, 10/16/13	41,000	40,997,022
0.41%, 11/01/13	25,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.39%, 4/16/13	30,000	30,000,000
0.34%, 4/22/13	25,000	25,000,000
BNP Paribas, NY:
0.38%, 12/04/12	26,500	26,500,000
0.42%, 1/02/13	27,000	27,000,000
Canadian Imperial Bank of Commerce, NY (b):
0.39%, 9/25/13	49,000	49,000,000
0.38%, 11/18/13	45,000	45,000,000
Credit Industriel et Commercial, NY, 0.44%, 12/03/12	51,000	51,000,000
DNB Bank ASA, 0.40%, 2/22/13	80,000	80,000,000
Mitsubishi UFJ Trust & Banking Co., 0.47%, 2/28/13 (b)	20,000	20,000,000
Mizuho Corporate Bank Ltd., NY, 0.26%, 1/03/13	103,000	102,999,997
National Australia Bank Ltd., NY:
0.48%, 4/10/13	56,000	56,000,000
0.48%, 5/03/13 (b)	62,500	62,500,000
Rabobank Nederland NV, NY (b):
0.42%, 1/18/13	50,000	50,000,000
0.50%, 6/18/13	59,000	59,000,000
0.43%, 10/29/13	45,000	45,000,000
Royal Bank of Canada, NY, 0.42%, 4/02/13 (b)	66,000	66,000,000
Societe Generale, 0.19%, 11/01/12	100,000	100,000,000
Societe Generale, NY:
0.46%, 12/03/12	26,500	26,500,000
0.58%, 1/03/13	87,000	87,000,000
Sumitomo Mitsui Banking Corp., NY:
0.35%, 11/08/12	125,000	125,000,000
0.35%, 1/15/13	30,000	30,000,000
0.32%, 2/01/13	60,000	60,000,000
Sumitomo Trust and Banking Co. Ltd., 0.45%, 1/25/13	100,000	100,000,000
Svenska Handelsbanken, NY:
0.28%, 12/10/12	55,000	55,000,000
0.25%, 1/11/13	36,000	36,000,000
Toronto Dominion Bank, NY, 0.32%, 10/21/13 (b)	35,000	35,000,000
Westpac Banking Corp., NY:
0.41%, 5/07/13	25,000	25,000,000
0.43%, 6/05/13	25,000	25,000,000
Total Certificates of Deposit — 32.5%		1,938,496,312

Commercial Paper
Antalis US Funding Corp. (c):
0.40%, 11/01/12	24,000	24,000,000
0.48%, 2/01/13	26,000	25,968,107

Commercial Paper	Par (000)	Value

Atlantis One Funding Corp. (c):
0.54%, 1/07/13	$75,000	$74,924,625
0.47%, 3/07/13	75,000	74,876,625
Australia & New Zealand Banking, 0.41%, 11/12/13	45,000	45,000,000
Banque et Caisse Epargne (c):
0.37%, 12/18/12	100,000	99,952,347
0.36%, 1/04/13	105,000	104,932,800
0.28%, 2/19/13	30,000	29,974,333
BNP Paribas Finance, Inc., 0.36%, 1/08/13 (c)	25,000	24,983,000
Commonwealth Bank of Australia, 0.35%, 1/14/13	25,000	25,000,000
Erste Abwicklungsanstalt (c):
0.61%, 11/09/12	16,500	16,497,763
0.52%, 3/25/13	50,000	49,896,000
0.60%, 4/09/13	25,000	24,933,750
0.53%, 7/02/13	80,000	79,713,800
Gemini Securitization Corp. LLC (c):
0.36%, 12/05/12	25,000	24,991,500
0.50%, 4/16/13	25,000	24,942,361
HSBC Bank Plc, 0.66%, 4/25/13 (c)	25,000	24,920,278
Kells Funding LLC (c):
0.57%, 11/16/12	125,000	124,970,312
0.54%, 2/04/13	75,000	74,893,125
0.44%, 4/24/13	35,000	34,925,566
Mont Blanc Capital Corp., 0.40%, 1/16/13 (c)	50,000	49,957,778
Nieuw Amsterdam Receivables Corp., 0.26%, 1/07/13 (c)	43,500	43,478,951
Nordea North America, Inc., 0.24%, 1/15/13 (c)	110,000	109,945,000
Northern Pines Funding LLC (c):
0.38%, 11/26/12	50,000	49,986,806
0.38%, 12/05/12	75,000	74,973,083
NRW Bank, 0.21%, 11/02/12 (c)	100,000	99,999,417
Rabobank USA Financial Corp., 0.38%, 3/25/13 (c)	50,000	49,924,000
Societe Generale North America, Inc., 0.45%, 1/31/13 (c)	60,000	59,931,750
Sydney Capital Corp., 0.30%, 12/14/12 (c)	35,000	34,987,458
Victory Receivables Corp., 0.24%, 11/05/12 (c)	35,000	34,999,067
Westpac Banking Corp., 0.50%, 4/02/13 (c)	43,500	43,408,167
Total Commercial Paper — 27.8%		1,661,887,769

Corporate Notes
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.31%, 1/22/13 (d)	53,000	53,270,986
JPMorgan Chase Bank NA, 0.39%, 5/17/13 (b)	120,450	120,450,000
Total Corporate Notes — 2.9%		173,720,986

Municipal Bonds (e)
County of Clark Nevada, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2 (Union Bank NA LOC), 0.22%, 11/07/12	11,750	11,750,000
Denver City & County School District No 1, Refunding COP, VRDN, Series A-4 (AGM) (Bank of Canada LOC), 0.19%, 11/07/12	35,000	35,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	29

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds (e)	Par (000)	Value

Illinois Finance Authority, RB, VRDN, University of Chicago (US Bank NA SBPA), 0.19%, 11/07/12	$34,324	$34,324,000
JPMorgan Chase Putters/Drivers Trust, RB, VRDN, Putters, Series 4263, For Texas State (JPMorgan Chase Bank NA SBPA), 0.22%, 11/01/12 (d)(f)	20,000	20,000,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Partners Healthcare System, Series F3 (TD Bank NA LOC), 0.19%, 11/07/12	49,995	49,995,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.20%, 11/07/12	7,870	7,870,000
University of Texas, Permanent University Fund, Refunding RB, VRDN, Series A, 0.17%, 11/07/12	11,600	11,600,000
Total Municipal Bonds — 2.9%		170,539,000

Time Deposits — 3.3%
Natixis Grand Cayman, 0.21%, 11/01/12	196,000	196,000,000

US Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.26%, 12/20/12 (b)	74,500	74,497,976
Federal Farm Credit Bank, 0.20%, 8/06/13	25,000	25,003,658
Federal Home Loan Bank, 0.21%, 6/13/13	144,440	144,430,979
Freddie Mac Variable Rate Notes, 0.38%, 1/24/13 (b)	60,000	59,994,437
Total US Government Sponsored Agency Obligations — 5.1%		303,927,050

US Treasury Obligations
US Treasury Bills (c):
0.14%, 11/01/12	25,000	25,000,000
0.11%, 11/23/12	50,000	49,996,761
0.15%, 12/20/12	100,000	99,979,923
0.09% — 0.12%, 1/31/13	278,000	277,932,061
0.14%, 2/07/13	50,000	49,980,604
0.16%, 3/07/13	25,000	24,986,219
US Treasury Notes, 0.18% — 0.22%, 5/31/13	27,500	27,547,441
Total US Treasury Obligations — 9.3%		555,423,009

Repurchase Agreements
Barclays Capital, Inc., 0.79%, 12/05/12 (Purchased on 10/01/12 to be repurchased at $64,803,694, collateralized by various Corporate/Debt Obligations, 0.00% — 9.50% due 5/15/17 — 2/12/51, par and fair values of $295,616,362 and $60,950,777, respectively) (b)	50,000	50,000,000

Repurchase Agreements	Par (000)	Value

Credit Suisse, 0.24%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $50,000,333, collateralized by various US Government Sponsored Agency Obligations, 1.31% — 47.86% due 6/25/35 — 8/15/42, par and fair values of $131,317,734 and $53,500,101, respectively)	$50,000	$50,000,000
Credit Suisse, 0.85%, 12/05/12 (Purchased on 10/31/12 to be repurchased at $25,015,937, collateralized by various Corporate/Debt Obligations, 0.00% — 6.21% due 11/15/17 —12/25/59, par and fair values of $94,121,314 and $27,629,199, respectively) (b)	25,000	25,000,000
Deutsche Bank Securities, Inc., 0.32%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $400,003,556, collateralized by various US Government Sponsored Agency Obligations, 0.70% — 5.25% due 4/23/14 — 10/04/27, par and fair values of $400,937,633 and $408,001,384, respectively)	400,000	400,000,000
Deutsche Bank Securities, Inc., 0.25%, 11/05/12 (Purchased on 10/30/12 to be repurchased at $75,003,125, collateralized by various US Government Sponsored Agency Obligations, 2.50% — 3.50% due 10/15/27 — 10/01/42, par and fair values of $75,650,405 and $79,347,337, respectively)	75,000	75,000,000
Deutsche Bank Securities, Inc., 0.26%, 11/07/12 (Purchased on 10/19/12 to be repurchased at $50,037,917, collateralized by various US Government Sponsored Agency Obligations, 3.50% due 12/01/31 — 1/01/41, par and fair values of $53,210,693 and $51,739,215, respectively) (b)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.50%, 11/07/12 (Purchased on 10/19/12 to be repurchased at $24,035,000, collateralized by various Corporate/Debt Obligations, 0.00% — 8.07% due 5/15/15 — 3/14/51, par and fair values of $48,190,896 and $27,390,054, respectively) (b)	24,000	24,000,000
Deutsche Bank Securities, Inc., 0.50%, 11/07/12 (Purchased on 10/26/12 to be repurchased at $30,043,750, collateralized by various Corporate/Debt Obligations, 0.00% — 6.50% due 9/25/18 — 3/14/51, par and fair values of $95,538,123 and $35,172,000, respectively) (b)	30,000	30,000,000
Goldman Sachs & Co., 0.22%, 11/01/12 (Purchased on 10/25/12 to be repurchased at $100,004,278, collateralized by various US Government Sponsored Agency Obligations, 2.22% — 5.00% due 10/01/26 — 10/01/42, par and fair values of $109,436,097 and $103,000,000, respectively)	100,000	100,000,000

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Schedule of Investments (concluded)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities, Inc., 0.70%, 12/19/12 (Purchased on 10/31/12 to be repurchased at $55,098,389, collateralized by various Corporate/Debt Obligations, 0.00% — 10.20% due 6/15/13 — 8/01/47, par and fair values of $53,536,551 and $58,851,846, respectively)	$55,000	$55,000,000
UBS Securities LLC, 0.35%, 11/01/12 (Purchased on 10/31/12 to be repurchased at $100,000,972, collateralized by various Corporate/Debt Obligations, 0.00% — 11.50% due 3/01/14 — 5/15/47, par and fair values of $133,180,086 and $120,000,001, respectively)	100,000	100,000,000
UBS Securities LLC, 0.54%, 12/21/12 (Purchased on 10/24/12 to be repurchased at $25,021,750, collateralized by various Corporate/Debt Obligations, 0.00% — 12.50% due 7/15/13 — 1/15/67, par and fair values of $34,935,737 and $30,006,044, respectively)	25,000	25,000,000
Total Repurchase Agreements — 16.5%		984,000,000
Total Investments (Cost — $5,983,994,126*) — 100.3%		5,983,994,126
Liabilities in Excess of Other Assets — (0.3)%		(15,616,513)

Net Assets — 100.0%		$5,968,377,613

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short- Term Securities[1]	—	$5,983,994,126	—	$5,983,994,126

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $8,620,954 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2012.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	31

Schedule of Investments October 31, 2012 (Unaudited)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.2%
Auburn University Alabama, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 53C (Wells Fargo Bank NA SBPA), 0.22%, 11/01/12 (a)(b)(c)	$20	$20,000
Birmingham Alabama Commercial Development Authority, RIB Floater Trust, RB, VRDN, Series 4WX (Barclays Bank Plc SBPA), 0.23%, 11/01/12 (c)	5,700	5,700,000

		5,720,000
Alaska — 0.2%
Alaska Student Loan Corp., Refunding RB, Mandatory Put Bonds, Education Loan, Senior, Series B-1, AMT (State Street Bank & Trust Co. LOC), 0.37%, 6/01/13 (c)	5,900	5,900,000
Arizona — 0.9%
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC), 0.24%, 11/01/12 (c)	8,035	8,035,000
Salt River Project Agricultural Improvement & Power District, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.21%, 11/07/12 (c)	14,000	14,000,000

		22,035,000
Arkansas — 1.1%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.29%, 11/01/12 (c)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.29%, 11/01/12 (c)	14,285	14,285,000
City of Fort Smith, Refunding RB, 1.00%, 5/01/13	6,090	6,109,707

		25,259,707
California — 9.1%
ABAG Finance Authority for Nonprofit Corps, RB, VRDN, Acacia Creek at Union Project, Series A (Bank of America NA SBPA), 0.27%, 11/01/12 (c)	13,900	13,900,000
California School Cash Reserve Program Authority, RAN:
Senior, Series A, 2.00%, 3/01/13	4,300	4,324,862
Series C, 2.00%, 2/01/13	10,300	10,345,432
Series P, 2.00%, 12/31/12	2,000	2,005,579
Series S, 2.00%, 12/31/12	5,000	5,013,949
Series U, 2.00%, 12/31/12	9,000	9,022,104
California Statewide Communities Development Authority, RB:
4.00%, 6/15/13	1,320	1,350,466
5.00%, 6/15/13	12,595	12,963,899
City of Riverside California Water Revenue, Refunding RB, Mandatory Put Bonds, Series A, 0.26%, 5/01/13	6,505	6,505,000
City of Santa Clara California, Refunding RB, VRDN, Electric Revenue, Sub-Series B (Bank of America NA LOC), 0.21%, 11/07/12 (c)	17,715	17,715,000

Municipal Bonds	Par (000)	Value

California (concluded)
Elsinore Valley Municipal Water District, COP, VRDN, Series A (Union Bank NA LOC), 0.21%, 11/07/12 (c)	$5,110	$5,110,000
Los Angeles County Metropolitan Transportation Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, Series E-24 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.25%, 12/03/12 (a)(b)(c)	11,435	11,435,000
San Bernardino County Housing Authority, M/F, Refunding RB, VRDN, Raintree Apartments, Series A (Federal Home Loan Bank LOC) (East West Bank LOC), 0.25%, 11/01/12 (c)	5,845	5,845,000
San Jose California, Airport Revenue, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3923 (AGM) (JPMorgan Chase Bank NA SBPA), 0.35%, 11/01/12 (a)(b)(c)	5,400	5,400,000
State of California, GO, Refunding, VRDN, Series B-1 (Bank of America NA LOC), 0.21%, 11/07/12 (c)	3,200	3,200,000
State of California, RAN:
Series A-1, 2.50%, 5/30/13	83,700	84,742,065
Series A-2, 2.50%, 6/20/13	19,000	19,248,029

		218,126,385
Colorado — 1.8%
Colorado Educational & Cultural Facilities Authority, RB, VRDN, Mesivta Greater L.A., 0.20%, 11/01/12 (c)	4,350	4,350,000
Denver City & County School District No. 1, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-57 (State Street Bank & Trust Co. SBPA), 0.24%, 11/01/12 (a)(c)	35,240	35,240,000
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN, South Santa Fe Drive (JPMorgan Chase Bank LOC), 0.30%, 11/01/12 (c)	4,100	4,100,000

		43,690,000
Connecticut — 0.8%
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub-Series A-2, (JPMorgan Chase Bank LOC), 0.23%, 11/01/12 (c)	5,600	5,600,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, 0.19%, 11/01/12 (c)	13,900	13,900,000

		19,500,000
District of Columbia — 0.7%
District of Columbia, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC) (Citibank NA SBPA), 0.22%, 11/01/12 (a)(c)	15,515	15,515,000
Florida — 1.8%
Charlotte County, Refunding RB, VRDN, Series A (AGM) (Bank of America NA SBPA), 0.29%, 11/01/12 (c)	7,195	7,195,000

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
City of Lakeland Florida, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3822 (Ginnie Mae, Fannie Mae & Freddie Mac Guarantors) (JPMorgan Chase Bank NA SBPA), 0.26%, 11/01/12 (a)(b)(c)	$8,500	$8,500,000
County of Miami-Dade Florida, Building Better Communities Program, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 65C (Wells Fargo Bank NA SBPA), 0.22%, 11/01/12 (a)(b)(c)	13,170	13,170,000
Jacksonville Housing Finance Authority, HRB, VRDN, Hartwood Apartments, AMT (Freddie Mac Guarantor), 0.25%, 11/01/12 (c)	400	400,000
Miami-Dade County, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.21%, 11/07/12 (c)	4,500	4,500,000
Orlando & Orange County Expressway Authority, RB, VRDN, Eagle, Class A (BHAC) (Citibank NA SBPA), 0.26%, 11/01/12 (c)	8,100	8,100,000

		41,865,000
Georgia — 2.1%
Colquitt County Hospital Authority, RB, VRDN, Anticipation Certificates (Bank of America NA LOC), 0.42%, 11/07/12 (c)	7,235	7,235,000
Gainesville & Hall County Development Authority, RB, VRDN, Living Facility Lanier, (TB Bank NA LOC), 0.22%, 11/01/12 (c)	26,705	26,705,000
Private Colleges & Universities Authority, RB, VRDN, Mercer University, Series A (Branch Banking & Trust LOC), 0.22%, 11/07/12 (c)	5,000	5,000,000
Richmond County Development Authority, Refunding RB, VRDN, MCG Health, Inc. Project, Series B (Branch Banking & Trust LOC), 0.20%, 11/07/12 (c)	11,890	11,890,000

		50,830,000
Hawaii — 1.1%
City & County of Honolulu Hawaii, Refunding RB, PUTTERS, VRDN, Series 1475 (Deutsche Bank SBPA), 0.24%, 11/01/12 (a)(b)(c)	25,570	25,570,000
Illinois — 2.5%
City of Chicago Illinois, RB, VRDN, Groot Industries, Inc. Project, AMT (Bank One NA LOC), 0.45%, 11/01/12 (c)	1,600	1,600,000
Illinois Finance Authority, RB, VRDN (c):
INX International Ink Co. Project, AMT (JPMorgan Chase Bank LOC), 0.25%, 11/01/12	6,510	6,510,000
Rockford College Project (JPMorgan Chase Bank LOC), 0.60%, 11/01/12	785	785,000
Illinois State Health Facilities Authority, Refunding RB, VRDN, Evanston Hospital Corp. (Wells Fargo Bank NA SBPA), 0.19%, 11/01/12 (c)	26,700	26,700,000
Regional Transportation Authority, Puttable Floating Option Tax-Exempt Receipts, RB, VRDN, FLOATS (Bank of America SBPA), 0.24%, 11/01/12 (a)(b)(c)	19,000	19,000,000
State of Illinois, RB, Unemployment Insurance Fund Building Receipts, Series A, 2.00%, 6/15/13	4,600	4,648,786

		59,243,786

Municipal Bonds	Par (000)	Value

Indiana — 1.1%
City of Lawrenceburg, Refunding RB, VRDN, Indiana Michigan Power Co. Project, Series H (Bank of Nova Scotia LOC), 0.21%, 11/01/12 (c)	$2,000	$2,000,000
City of Michigan City Indiana, RB, VRDN, Garden Estates West Apartments, AMT (BMO Harris NA LOC), 0.25%, 11/01/12 (c)	5,520	5,520,000
Indiana Finance Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Indiana University Health, Series E-23 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.21%, 11/01/12 (a)(b)(c)	10,000	10,000,000
Indiana Housing & Community Development Authority, RB, PUTTERS, VRDN, Series 1397, AMT (Ginnie Mae & Fannie Mae Guarantors) (JPMorgan Chase Bank SBPA), 0.29%, 11/01/12 (a)(b)(c)	8,220	8,220,000

		25,740,000
Iowa — 3.8%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.36%, 11/07/12 (c)	63,600	63,600,000
Iowa Higher Education Loan Authority, RB, VRDN, Private College Facility, Loras College Project (LaSalle Bank NA LOC), 0.25%, 11/01/12 (c)	8,600	8,600,000
Iowa Higher Education Loan Authority, Refunding RB, VRDN, Private College Facility, Loras College Project (LaSalle Bank NA LOC), 0.25%, 11/01/12 (c)	18,310	18,310,000

		90,510,000
Kansas — 0.2%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.27%, 11/01/12 (c)	1,980	1,980,000
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (JPMorgan Chase Bank SBPA), 0.27%, 11/01/12 (a)(b)(c)	3,505	3,505,000

		5,485,000
Kentucky — 0.5%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank LOC), 0.50%, 11/07/12 (c)	2,345	2,345,000
County of Warren Kentucky, Refunding RB, VRDN, Bowling Green-Warren Hospital (AGC) (Branch Banking & Trust SBPA), 0.36%, 11/01/12 (c)	10,680	10,680,000

		13,025,000
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (c):
0.37%, 11/07/12	4,000	4,000,000
0.37%, 11/07/12	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products & Chemicals Project, 0.21%, 11/01/12 (c)	4,800	4,800,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	33

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
State of Louisiana, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 11C (Wells Fargo Bank NA SBPA), 0.22%, 11/01/12 (a)(b)(c)	$10,530	$10,530,000

		29,330,000
Maryland — 3.4%
County of Montgomery Maryland, Refunding RB, VRDN, Riderwood Village, Inc. Project (Manufacturers & Traders LOC), 0.23%, 11/01/12 (c)	27,505	27,505,000
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (c):
Conservit, Inc. Facility, 0.36%, 11/01/12	3,685	3,685,000
Homewood Williamsport Facility, 0.26%, 11/06/12	6,540	6,540,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-48, AMT (State Street Bank & Trust Co. SBPA), 0.36%, 11/01/12 (c)	2,122	2,122,000
Maryland EDC, RB, VRDN, Linemark Printing Project, AMT (Manufacturers & Traders LOC), 0.41%, 11/01/12 (c)	4,725	4,725,000
Maryland EDC, RB, VRDN, AMT, Gamse Lithographing Co. Facility (Manufacturers & Traders LOC), 0.36%, 11/01/12 (c)	1,465	1,465,000
Maryland Industrial Development Financing Authority, RB, VRDN, Wexford Maryland Biopark 3 LLC Facility (Manufacturers & Traders LOC), 0.26%, 11/01/12 (c)	35,000	35,000,000

		81,042,000
Massachusetts — 0.8%
Commonwealth of Massachusetts, GO, VRDN, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series B (US Bank National Association SBPA) 0.24%, 11/01/12 (c)	850	850,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7 Month Window, Senior Series A, 0.30%, 5/29/13 (c)	4,550	4,550,000
Massachusetts Development Finance Agency, RB, VRDN, Brooksby Village, Inc. Project (Bank of America NA LOC), 0.21%, 11/01/12 (c)	10,000	10,000,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7 Month Window, Senior Series 2, 0.30%, 5/29/13 (c)	4,040	4,040,000

		19,440,000
Michigan — 2.2%
Michigan Finance Authority, RB, VRDN, Higher Education Facilities, University of Detroit Mercy Project (JPMorgan Chase Bank LOC), 0.22%, 11/01/12 (c)	1,675	1,675,000
Michigan Finance Authority, Refunding RB, VRDN, Unemployment Obligation Assessment, Series C (Citibank NA LOC), 0.21%, 11/07/12 (c)	22,000	22,000,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.28%, 11/01/12 (b)(c)	1,400	1,400,000

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health Senior Credit, 0.30%, 11/01/12 (c)	$6,300	$6,300,000
Michigan Strategic Fund, RB, VRDN, L’Anse Warden Electric Co. LLC, AMT (Standard Chartered Bank LOC), 0.65%, 11/01/12 (c)	7,200	7,200,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (LaSalle Bank NA LOC), 0.81%, 11/01/12 (c)	2,080	2,080,000
Saline Area Schools, GO, Refunding, VRDN (Q-SBLF) (Landesbank Hessen-Thuringen LOC), 0.26%, 11/01/12 (c)	13,000	13,000,000

		53,655,000
Minnesota — 0.9%
Minneapolis & St. Paul Housing & Redevelopment Authority, Refunding RB, VRDN, Health Care Facilities Childrens, Series B (AGM) (US Bank NA SBPA), 0.23%, 11/01/12 (c)	17,950	17,950,000
Minneapolis Minnesota, Health Care System, RBC Municipal Products, Inc. Trust, RB, FLOATS, Series E-19, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.21%, 11/01/12 (a)(b)(c)	4,700	4,700,000

		22,650,000
Mississippi — 4.3%
Jackson County, Refunding RB, VRDN, Chevron USA Inc. Project, 0.21%, 11/01/12 (c)	24,375	24,375,000
Mississippi Business Finance Corp., RB, VRDN, Series K (c):
0.21%, 11/01/12	39,000	39,000,000
Chevron USA, Inc. Project, 0.22%, 11/01/12	14,000	14,000,000
Mississippi Business Finance Corp., RB, VRDN, Chevron USA, Inc. Project, Series B, 0.22%, 11/01/12 (c)	400	400,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-84 (State Street Bank & Trust Co. SBPA), 0.22%, 11/01/12 (c)	25,270	25,270,000

		103,045,000
Missouri — 1.0%
Missouri State Health & Educational Facilities Authority, RB, VRDN, Health System, Series B (US Bank National Association SBPA), 0.22%, 11/01/12 (c)	16,000	16,000,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.37%, 11/07/12 (c)	8,000	8,000,000

		24,000,000
Multi-State — 0.4%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank Nederland NV LOC, Rabobank Nederland NV SBPA), 0.30%, 11/01/12 (a)(b)(c)	5,740	5,740,000
Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DBE-1115 (Deutsche Bank SBPA), 0.26%, 11/01/12 (a)(c)	4,600	4,600,000

		10,340,000

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nebraska — 1.0%
City of Lincoln Nebraska, RB, VRDN, Eclipse Funding Trust, Series 2007- 0043, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.21%, 11/01/12 (a)(c)	$23,155	$23,155,000
Nevada — 3.6%
County of Clark Nevada, ARB, Junior Sub-Series A-2, 2.00%, 7/01/13	18,100	18,297,470
County of Clark Nevada, Refunding ARB, Junior Sub-Series A, AMT, 2.00%, 7/01/13	24,500	24,755,729
County of Clark Nevada, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2 (Union Bank NA LOC), 0.22%, 11/07/12	1,900	1,900,000
Director of the State of Nevada Department of Business & Industry, RB, VRDN, Republic Service, Inc. Project (Bank of America NA LOC), AMT (c):
0.26%, 11/01/12	13,000	13,000,000
0.26%, 11/01/12	28,000	28,000,000

		85,953,199
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways, Inc., AMT (Bank of America NA LOC), 0.44%, 11/07/12 (c)	2,640	2,640,000
New Jersey — 1.1%
Gloucester County, GO, BAN, Series A, 1.00%, 9/25/13	3,900	3,926,216
New Jersey EDA, RB, VRDN (TD Bank NA LOC), 0.20%, 11/01/12 (c)	8,000	8,000,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (TD Bank NA LOC), 0.20%, 11/01/12 (c)	3,900	3,900,000
New Jersey Transportation Trust Fund Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-447 (FSA) (Deutsche Bank SBPA), 0.24%, 11/01/12 (c)	11,000	11,000,000

		26,826,216
New Mexico — 0.6%
New Mexico Educational Assistance Foundation, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series I-36, AMT (Royal Bank of Canada SBPA), 0.26%, 11/01/12 (b)(c)	14,900	14,900,000
New York — 7.8%
City of New York, GO, VRDN, Sub-Series G5 (Wells Fargo Bank NA SBPA), 0.19%, 11/01/12 (c)	17,800	17,800,000
Metropolitan Transportation Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0095, Class A (BHAC) (Citibank NA SBPA), 0.24%, 11/01/12 (c)	7,000	7,000,000
New York City Housing Development Corp., RB, VRDN, ROCS, Series II-R-13100 (Citibank NA SBPA), 0.23%, 11/01/12 (a)(c)	8,220	8,220,000
New York City Municipal Water Finance Authority, ECN, 0.24%, 11/08/12	13,500	13,500,000
New York City Municipal Water Finance Authority, RB, VRDN, 2nd General Resolution, Series DD-2, 0.19%, 11/01/12 (c)	13,575	13,575,000

Municipal Bonds	Par (000)	Value

New York (concluded)
New York City Municipal Water Finance Authority, Refunding RB, VRDN (c):
FLOATS, Series 2843 (Morgan Stanley Bank SBPA), 0.27%, 11/01/12 (b)	$24,565	$24,565,000
Water and Sewer System, Sub-Series A-1 (Mizuho Corporate Bank SBPA ), 0.21%, 11/01/12	5,135	5,135,000
New York City Municipal Water Finance Authority, Water & Sewer System Revenue, RB, VRDN, General Resolution, Sub-Series FF-1 (Bank of America NA SBPA), 0.26%, 11/01/12 (c)	4,375	4,375,000
New York City Transitional Finance Authority, Refunding RB, VRDN, Series A-4 (TD Bank NA SBPA), 0.20%, 11/01/12 (c)	20,215	20,215,000
New York State Dormitory Authority, RB, School District Financing Program, Series G, 2.00%, 4/01/13 (d)	2,930	2,950,957
New York State HFA, RB, VRDN, 388 Bridge St. Housing, Series A (Manufacturers & Traders LOC), 0.22%, 11/07/12 (c)	5,000	5,000,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3194, AMT (JPMorgan Chase Bank SBPA), 0.27%, 11/01/12 (a)(b)(c)	47,990	47,990,000
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series C (JPMorgan Chase Bank SBPA), 0.21%, 11/07/12 (c)	3,200	3,200,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.26%, 11/07/12 (c)	12,390	12,390,000

		185,915,957
North Carolina — 2.7%
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas HealthCare System, Series 72-C (Wells Fargo Bank NA SBPA), 0.22%, 11/01/12 (a)(b)(c)	6,195	6,195,000
City of Raleigh NC Combined Enterprise System Revenue, RB, VRDN, Series B (Wells Fargo Bank NA SBPA), 0.20%, 11/7/12 (c)	21,500	21,500,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7 Month Window, Series 2009, 0.31%, 5/29/13 (c)	4,275	4,275,000
County of Mecklenburg, GO, Refunding, VRDN, 7 Month Window, Series D, 0.31%, 5/29/13 (c)	8,535	8,535,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust Co. LOC), 0.21%, 11/01/12 (c)	4,515	4,515,000
North Carolina Medical Care Commission, RB, VRDN (BMO Harris Bank NA SBPA ), 0.21%, 11/01/12 (c)	1,775	1,775,000
State of North Carolina, GO, VRDN, Series G, 0.19%, 11/07/12 (c)	17,300	17,300,000

		64,095,000
Ohio — 2.7%
City of Willoughby Ohio, GO, BAN, Riverside Commons Improvement, 1.00%, 8/09/13	3,125	3,142,130

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	35

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio (concluded)
County of Lucas Ohio, GO, BAN, 1.00%, 7/18/13	$1,450	$1,456,451
County of Trumbull Ohio, Refunding RB, VRDN, Shepherd (Manufacturers & Traders LOC, Manufacturers & Traders SBPA), 0.23%, 11/07/12 (c)	8,125	8,125,000
Cuyahoga County, RB, VRDN, Cleveland Clinic, Sub-Series B1 (Wells Fargo Bank NA SBPA), 0.21%, 11/01/12 (c)	1,500	1,500,000
Franklin County Ohio Hospital, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 78C (Wells Fargo Bank NA SBPA), 0.22%, 11/01/12 (a)(b)(c)	5,665	5,665,000
Ohio State Water Development Authority, Wells Fargo Stage Trust, Refunding RB, VRDN, FLOATS, Series 20C (Wells Fargo Bank NA SBPA), 0.22%, 11/01/12 (a)(b)(c)	14,995	14,995,000
State of Ohio, BAN:
Development Assistance, Series A, 0.35%, 5/30/13	4,600	4,600,000
Revitalization Project, Series A, 0.35%, 5/30/13	3,650	3,650,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C (Wells Fargo Bank NA SBPA), 0.22%, 11/01/12 (a)(b)(c)	20,770	20,770,000

		63,903,581
Pennsylvania — 7.2%
Allegheny County Hospital Development Authority, RB, VRDN (Deutsche Bank LOC), 0.20%, 11/07/12 (c)	8,500	8,500,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.22%, 11/01/12 (a)(c)	17,385	17,385,000
Emmaus General Authority, RB, VRDN (Wells Fargo Bank NA SBPA), 0.26%, 11/07/12 (c)	85,190	85,190,000
Northampton County General Purpose Authority, RB, VRDN (TD Bank NA SBPA), 0.21%, 11/01/12 (c)	4,200	4,200,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT, 0.26%, 11/01/12 (c)	15,800	15,800,000
Pennsylvania State Turnpike Commision, RBC Municipal Products, Inc. Trust, RB, VRDN, Floater Certificates, Series E-22 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.21%, 11/01/12 (a)(c)	13,955	13,955,000
Philadelphia Authority for Industrial Development, RB, VRDN, Girard Estate Aramark Project (JPMogan Chase Bank NA LOC), 0.25%, 11/01/12 (c)	21,800	21,800,000
School District of Philadelphia, GO, Refunding, VRDN, Series C (TD Bank NA LOC), 0.20%, 11/01/12 (c)	5,500	5,500,000

		172,330,000

Municipal Bonds	Par (000)	Value

Puerto Rico — 0.00%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series A-2 (JPMorgan Chase Bank SBPA), 0.27%, 11/01/12 (c)	$1,035	$1,035,000
Rhode Island — 0.1%
Rhode Island EDC, RB, VRDN, Immunex Rhode Island Corp. Sewer Project, AMT (Bank of America LOC), 0.44%, 11/07/12 (c)	2,580	2,580,000
South Carolina — 0.7%
Richland County School District No. 1, GO, 1.00%, 3/01/13 (d)	2,900	2,907,337
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.22%, 11/01/12 (c)	13,150	13,150,000

		16,057,337
Tennessee — 4.4%
Memphis Tennessee IAM Commerial Paper, Series A (Mizuho Corporate Bank Credit Agreement), 0.21%, 11/15/12	7,000	7,000,000
Memphis-Shelby County Sports Authority, Inc., Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-51 (State Street Bank & Trust Co. SBPA), 0.21%, 11/01/12 (c)	12,795	12,795,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, VRDN, 0.30%, 11/01/12 (c)	18,355	18,355,000
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN (c):
Arbors of Germantown Project (Wells Fargo Bank NA LOC), 0.26%, 11/07/12	11,800	11,800,000
Methodist Le Bonheur, Series A (AGC) (US Bank NA SBPA), 0.31%, 11/01/12	30,000	30,000,000
Methodist Le Bonheur, Series B (AGC) (US Bank NA SBPA), 0.31%, 11/01/12	25,000	25,000,000

		104,950,000
Texas — 15.6%
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT (c):
0.37%, 11/07/12	24,500	24,500,000
Multi-Mode, 0.37%, 11/07/12	20,000	20,000,000
City of San Antonio Texas, Refunding RB, Airport System Revenue (AGM), 6.00%, 7/01/13	2,295	2,381,443
City of San Antonio Texas, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2005-3010, Class A (Citibank NA SBPA), 0.21%, 11/01/12 (c)	34,550	34,550,000
County of Harris Texas, Clipper Tax-Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.24%, 11/01/12 (c)	10,360	10,360,000
Harris County Cultural Education Facilities Finance Corp., RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Hermann Health, Series E-18 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.21%, 11/01/12 (a)(b)(c)	17,000	17,000,000

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Harris County Health Facilities Development Corp., Refunding RB, VRDN, St. Lukes Episcopal, Class A (JPMorgan Chase Bank SBPA) (US Bank NA SBPA), 0.21%, 11/01/12 (c)	$8,000	$8,000,000
Harris County Transit Authority Sales & Use Tax, Refunding RB, VRDN, Series A (Deutsche Bank SBPA), 0.25%, 11/01/12 (a)(c)	6,660	6,660,000
Texas State, JPMorgan Chase Putters/Drivers Trust, RB, VRDN (JPMorgan Chase Bank SBPA) (a)(b):
Putters, Series 4262, 0.22%, 11/01/12 (c)	20,000	20,000,000
Putters, Series 4263, 0.22%, 11/01/12	25,000	25,000,000
Klein Texas Independent School District, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Certificates, Series 51-C (PSF-GTD) (Wells Fargo Bank NA SBPA), 0.22%, 11/01/12 (a)(b)(c)	4,875	4,875,000
North Texas Tollway Authority, Refunding RB, VRDN, Series A (Morgan Stanley Bank LOC), 0.22%, 11/07/12 (c)	4,700	4,700,000
Port of Arthur Navigation District Texas Industrial Development Corp., RB, VRDN, Total Petrochemicals & Refining USA, Inc. Project, 0.24%, 11/07/12 (c)	8,200	8,200,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.26%, 11/07/12 (c)	10,250	10,250,000
Port of Houston Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, PUTTERS, VRDN, Series 3170, AMT (JPMorgan Chase Bank SBPA), 0.27%, 11/01/12 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Navigation District, RB, VRDN (c):
BASF Corp. Project, Series A, AMT, 0.37%, 11/07/12	15,000	15,000,000
Motiva Enterprises Project, Series A, 0.23%, 11/01/12	25,000	25,000,000
Multi-Mode, Atofina Project, Series B, AMT, 0.28%, 11/07/12	10,000	10,000,000
Total Petrochemicals Project, AMT, 0.28%, 11/07/12	50,000	50,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank SBPA), 0.27%, 11/01/12 (a)(b)(c)	3,000	3,000,000
State of Texas, GO, VRDN, Eagle Tax-Exempt Trust, Series 2007-0090, Class A (Citibank NA SBPA), 0.21%, 11/01/12 (c)	29,195	29,195,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA SBPA), 0.22%, 11/01/12 (a)(b)(c)	6,030	6,030,000
Trinity River Authority, RB, VRDN, Community Waste Disposal Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 11/01/12 (c)	2,370	2,370,000
Waco Educational Finance Corp., Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Baylor University, Series 5C (Wells Fargo Bank NA SBPA), 0.22%, 11/01/12 (a)(b)(c)	12,495	12,495,000

		374,781,443

Municipal Bonds	Par (000)	Value

Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency, RB, VRDN, Landmark College Project, Series A (TD Bank NA LOC), 0.23%, 11/01/12 (c)	$3,120	$3,120,000
Virginia — 2.2%
Fairfax County IDA, RB, VRDN, Window, Healthcare, Inova Health System, 0.29%, 11/01/12 (c)	7,500	7,500,000
Fairfax County IDA, Refunding RB, VRDN, Inova Health System Project, Series C-1 (JPMorgan Chase Bank SBPA), 0.23%, 11/01/12 (c)	600	600,000
Loudoun County IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F, 0.21%, 11/07/12 (c)	300	300,000
Richmond Virginia Public Utility Revenue, RB, VRDN, ROCS, Series RR II R-10410 (FSA) (Citibank NA SBPA), 0.23%, 11/01/12 (a)(b)(c)	150	150,000
Roanoke Economic Development Authority, RB, VRDN, Carilion Health System, Series A-1 (Wells Fargo Bank NA SBPA), 0.21%, 11/01/12 (c)	20,600	20,600,000
Sussex County IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.28%, 11/01/12 (c)	1,440	1,440,000
Virginia College Building Authority, RB, VRDN (c):
0.23%, 11/01/12	2,000	2,000,000
Series B, 21st Century College (Wells Fargo Bank NA SBPA), 0.23%, 11/01/12	16,015	16,015,000
Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.27%, 11/07/12 (b)(c)	3,470	3,470,000

		52,075,000
Washington — 2.9%
Chelan County Public Utility District No. 1, Eclipse Funding Trust, RB, VRDN, Series 2007-0047, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.21%, 11/01/12 (c)	11,375	11,375,000
City of Seattle Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 18C (Wells Fargo Bank NA SBPA), 0.22%, 11/01/12 (a)(b)(c)	9,730	9,730,000
City of Tacoma Washington, GO, Refunding, PUTTERS, VRDN, Series 1220 (NPFGC) (JPMorgan Chase Bank SBPA), 0.24%, 11/01/12 (b)(c)	10,075	10,075,000
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2C (Wells Fargo Bank NA SBPA), 0.22%, 11/01/12 (a)(b)(c)	18,085	18,085,000
State of Washington District Project, FYI Properties Lease, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 14W-A (Barclays Bank PIc SBPA), 0.23%, 11/01/12 (a)(b)(c)	11,320	11,320,000
Washington Health Care Facilities Authority, Refunding RB, FLOATS, VRDN, Series 3007 (Morgan Stanley Bank SBPA), 0.21%, 11/01/12 (a)(b)(c)	9,000	9,000,000

		69,585,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	37

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

West Virginia — 0.2%
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corporate Bank Ltd. LOC), 0.23%, 11/01/12 (c)	$5,500	$5,500,000
Wisconsin — 5.7%
Milwaukee Redevelopment Authority, RB, VRDN, Cathedral Place Packaging Facility Project (JPMorgan Chase Bank LOC), 0.30%, 11/01/12 (c)	9,755	9,755,000
State of Wisconsin, ECN, Petroleum Inspection Fee, TECP:
0.28%, 11/05/12	22,500	22,500,000
0.26%, 1/17/13	15,000	15,000,000
State of Wisconsin, ECN, TECP:
0.25%, 12/07/12	15,000	15,000,000
0.25%, 12/17/12	52,000	52,000,000
0.26%, 1/15/13	5,000	5,000,000
Wisconsin Housing & EDA, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank SBPA), 0.30%, 11/01/12 (c)	16,700	16,700,000

		135,955,000
Wyoming — 0.6%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.31%, 11/01/12 (c)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, AMT Cheyenne Power Co. Project (Wells Fargo Bank NA LOC) (c):
Series A, 0.26%, 11/01/12	5,000	5,000,000
Series B, 0.26%, 11/01/12	3,500	3,500,000

		13,100,000
Total Investments (Cost — $2,429,974,611*) — 101.4%		2,429,974,611
Liabilities in Excess of Other Assets — (1.4)%		(32,480,738)

Net Assets — 100.0%		$2,397,493,873

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$2,950,957	—
Pershing LLC	$2,907,337	—
•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,429,974,611	—	$2,429,974,611

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, a bank overdraft of $(29,058,124) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2012.

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Statements of Assets and Liabilities	Master Institutional Money Market LLC

October 31, 2012 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Assets
Investments at value — unaffiliated[1]	$6,866,889,564	$4,999,994,126	$2,429,974,611
Repurchase agreements at value — unaffiliated[2]	1,103,000,000	984,000,000	—
Cash	24,569,064	8,620,954	—
Contributions receivable from investors	—	618,657	—
Investments sold receivable	224,925,191	32,656	1,540,000
Interest receivable	2,636,736	1,467,855	2,194,046

Total assets	8,222,020,555	5,994,734,248	2,433,708,657

Liabilities
Bank overdraft	—	—	29,058,124
Investments purchased payable	40,015,347	25,968,107	6,906,762
Investment advisory fees payable	369,485	253,263	101,394
Directors’ fees payable	15,180	17,064	23,958
Other accrued expenses payable	88,300	118,201	89,441
Withdrawals payable to investors	—	—	35,105

Total liabilities	40,488,312	26,356,635	36,214,784

Net Assets	$8,181,532,243	$5,968,377,613	$2,397,493,873

Net Assets Consist of
Investor’s capital	$8,181,532,243	$5,968,377,613	$2,397,493,873

[1] Investments at cost — unaffiliated	$6,866,889,564	$4,999,994,126	$2,429,974,611
[2] Repurchase agreements at cost — unaffiliated	$1,103,000,000	$984,000,000	—

Statements of Operations	Master Institutional Money Market LLC

Six Months Ended October 31, 2012 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Investment Income
Interest	$14,934,916	$8,696,646	$3,082,171

Expenses
Investment advisory	2,128,990	1,309,512	639,248
Custodian	191,344	157,864	107,752
Directors	51,408	47,752	13,440
Professional	21,176	20,152	21,176
Insurance	43,896	31,832	16,296
Printing	600	600	600

Total expenses	2,437,414	1,567,712	798,512

Net investment income	12,497,502	7,128,934	2,283,659

Realized Gain
Net realized gain from investments	254,495	191,905	—

Net Increase in Net Assets Resulting from Operations	$12,751,997	$7,320,839	$2,283,659

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	39

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio		Master Institutional Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012

Operations
Net investment income	$12,497,502	$23,486,777	$7,128,934	$15,204,799
Net realized gain	254,495	512,233	191,905	223,846

Net increase in net assets resulting from operations	12,751,997	23,999,010	7,320,839	15,428,645

Capital Transactions
Proceeds from contributions	20,400,258,682	41,288,745,449	18,408,437,673	45,876,724,316
Value of withdrawals	(20,2388,007,441)	(44,542,133,087)	(17,957,246,815)	(49,673,821,778)

Net increase (decrease) in net assets derived from capital transactions	112,251,241	(3,253,387,638)	451,190,858	(3,797,097,462)

Net Assets
Total increase (decrease) in net assets	125,003,238	(3,229,388,628)	458,511,697	(3,781,668,817)
Beginning of period	8,056,529,005	11,285,917,633	5,509,865,916	9,291,534,733

End of period	$8,181,532,243	$8,056,529,005	$5,968,377,613	$5,509,865,916

	Master Institutional Tax-Exempt Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012

Operations
Net investment income	$2,283,659	$5,967,742
Net realized gain	—	75,691

Net increase in net assets resulting from operations	2,283,659	6,043,433

Capital Transactions
Proceeds from contributions	3,804,256,811	9,697,551,312
Value of withdrawals	(4,338,489,385)	(11,925,770,264)

Net decrease in net assets derived from capital transactions	(534,232,574)	(2,228,218,952)

Net Assets
Total decrease in net assets	(531,948,915)	(2,222,175,519)
Beginning of period	2,929,442,788	5,151,618,307

End of period	$2,397,493,873	$2,929,442,788

See Notes to Financial Statements.

40	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Financial Highlights	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30,
		2012	2011	2010	2009	2008

Total Investment Return
Total investment return[1]	0.14%[2]	0.22%	0.33%	0.41%	2.25%	4.95%

Ratios to Average Net Assets
Total expenses	0.06%[3]	0.06%	0.05%	0.05%	0.05%	0.05%

Net investment income	0.29%[3]	0.23%	0.32%	0.41%	2.29%	4.74%

Supplemental Data
Net assets, end of period (000)	$8,181,532	$8,056,529	$11,285,918	$12,183,920	$17,313,345	$32,432,412

	Master Institutional Portfolio
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30,
		2012	2011	2010	2009	2008

Total Investment Return
Total investment return[1]	0.14%[2]	0.23%	0.37%	0.42%	2.25%	4.95%

Ratios to Average Net Assets
Total expenses	0.06%[3]	0.06%	0.05%	0.05%	0.05%	0.05%

Net investment income	0.27%[3]	0.22%	0.34%	0.43%	2.21%	4.73%

Supplemental Data
Net assets, end of period (000)	$5,968,378	$5,509,866	$9,291,535	$11,181,175	$25,984,189	$29,617,101

	Master Institutional Tax-Exempt Portfolio
	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30,
		2012	2011	2010	2009	2008

Total Investment Return
Total investment return[1]	0.09%[2]	0.15%	0.34%	0.45%	1.68%	3.36%

Ratios to Average Net Assets
Total expenses	0.06%[3]	0.06%	0.05%	0.05%	0.05%	0.05%

Net investment income	0.18%[3]	0.16%	0.34%	0.46%	1.74%	3.30%

Supplemental Data
Net assets, end of period (000)	$2,397,494	$2,929,443	$5,151,618	$10,795,434	$14,885,725	$17,521,348

[1]	Periods prior to 2012 have been restated to include total investment returns, which were omitted from prior years’ reports.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	41

Notes to Financial Statements (Unaudited)	Master Institutional Money Market LLC

1. Organization and Significant Accounting Policies:

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC consists of five series, of which Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) are included in these financial statements. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: US GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts or amortization of premiums, are recorded until the maturity of the security.

Repurchase Agreements: Master Premier Institutional Portfolio and Master Institutional Portfolio may invest in repurchase agreements. In a repurchase agreement, a Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolios could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.

Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master Portfolios are classified as partnerships for federal income tax purposes. As such, each investor in each Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of that Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s US federal tax returns remains open for each of the four years ended April 30, 2012. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolios’ financial statement disclosures.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolios have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

42	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate of 0.05% of each Master Portfolio’s average daily net assets.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

Certain obligations held by the Master Portfolios have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in credit worthiness of the entities that provide the credit enhancements or liquidity features. The Master Portfolios monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	43

Disclosure of Investment Advisory Agreements

The Board of Directors of Master Institutional Money Market LLC (the “Master LLC”) met on April 17, 2012 and May 15-16, 2012 to consider the approval of the Master LLC’s investment advisory agreement (the “Master LLC Agreement”) with BlackRock Advisors, LLC (“BlackRock”), the Master LLC’s investment advisor, on behalf of each of Master Institutional Portfolio, Master Institutional Tax-Exempt Portfolio and Master Premier Institutional Portfolio (each a “Master Portfolio,” and together, the “Master Portfolios”).

FFI Institutional Fund, FFI Institutional Tax-Exempt Fund, FFI Premier Institutional Fund and FFI Select Institutional Fund (each a “Feeder Fund,” and together, the “Feeder Funds”), four of the series comprising Funds For Institutions Series (the “Series Fund”), currently invest all of their respective investable assets in Master Portfolios of the Master LLC as follows: FFI Institutional Fund and FFI Select Institutional Fund in Master Institutional Portfolio, FFI Institutional Tax-Exempt Fund in Master Institutional Tax-Exempt Portfolio and FFI Premier Institutional Fund in Master Premier Institutional Portfolio. Accordingly, the Board of Trustees of the Series Fund also considered the approval of the Master LLC Agreement. The Board of Trustees of the Series Fund also considered the approval of the investment advisory agreement (the “Government Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Government Fund, a series of the Series Fund, and the investment advisory agreement (the “Treasury Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Treasury Fund, also a series of the Series Fund.

The Master LLC Agreement, the Government Fund Agreement and the Treasury Fund Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Trustees of the Series Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members,” and the Feeder Funds, the corresponding Master Portfolios, FFI Government Fund and FFI Treasury Fund are sometimes referred to herein individually as a “Fund” and collectively as the “Funds.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC, the Series Fund or any Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC, the Series Fund or each Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive

Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against the Fund’s peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions; (e) the compliance of each Fund with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

44	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Disclosure of Investment Advisory Agreements (continued)

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each applicable Fund and the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of potential economies of scale; (e) a summary of aggregate amounts paid by the applicable Fund to BlackRock; (f) sales and redemption data regarding the shares of each Feeder Fund, FFI Government Fund and FFI Treasury Fund; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15-16, 2012 Board meeting.

At an in-person meeting held on May 15-16, 2012, the Board of the Master LLC, including all the Independent Board Members, unanimously approved the continuation of the Master LLC Agreement between BlackRock and the Master LLC on behalf of each Master Portfolio for a one-year term ending June 30, 2013; and the Board of the Series Fund, including all the Independent Board Members, unanimously approved the continuation of the Government Fund Agreement between BlackRock and the Series Fund on behalf of FFI Government Fund and the Treasury Fund Agreement between BlackRock and the Series Fund on behalf of FFI Treasury Fund, each for a one-year term ending June 30, 2013. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to the corresponding Master Portfolios of the Feeder Funds and found the Master LLC Agreement to be satisfactory.

In approving the continuation of the Agreements, the Board considered, with respect to the applicable Fund: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Funds; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of shares of each Feeder Fund, FFI Government Fund and FFI Treasury Fund and securities lending, services related to the valuation and pricing of portfolio holdings of the applicable Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the applicable Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. Throughout the year, the Board compared the applicable Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	45

Disclosure of Investment Advisory Agreements (continued)

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the applicable Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Feeder Fund, each Master Portfolio, FFI Government Fund and FFI Treasury Fund. The Board noted that each Master Portfolio’s investment results correspond directly to the investment results of the applicable Feeder Fund(s). In preparation for the April 17, 2012 meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared to funds in the applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with the pertinent Fund management to discuss the performance of the Fund throughout the year.

The Board noted that each of FFI Government Fund, FFI Institutional Fund, FFI Institutional Tax-Exempt Fund and FFI Premier Institutional Fund, in general, performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

The Board noted that, in general, FFI Select Institutional Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-year, three-year and since-inception periods reported.

The Board noted that FFI Treasury Fund performed below the median of its Lipper Performance Universe in the three- and five-year periods reported, but that the Fund performed within one basis point of its Peer median for the one-year period reported. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the three- and five-year periods compared with its Peers. The Board was informed that, among other things, the Fund remained focused on capital preservation and liquidity, which contributed to relative underperformance. Due to the inherent volatility of the Fund’s shareholder base, the Fund has typically been limited to investments with shorter maturities in an effort to maintain maximum liquidity levels that are consistent with a stable net asset value.

The Board and BlackRock discussed BlackRock’s strategy for improving FFI Treasury Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist FFI Treasury Fund’s portfolio managers and to improve FFI Treasury Fund’s performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed the applicable contractual management fee rate of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund compared with the other funds in the applicable Fund’s Lipper category. It also compared the total expense ratio, as well as the actual management fee ratio, of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund to those of other funds in the applicable Fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

46	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Disclosure of Investment Advisory Agreements (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master LLC, the Series Fund and each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the applicable Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the applicable Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of Master Institutional Portfolio/FFI Institutional Fund, Master Institutional Tax-Exempt Portfolio/FFI Institutional Tax-Exempt Fund, Master Premier Institutional Portfolio/FFI Premier Institutional Fund and Master Institutional Portfolio/FFI Select Institutional Fund was lower than or equal to the median contractual management fee ratio paid by the pertinent

Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that with respect to FFI Select Institutional Fund, BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, FFI Select Institutional Fund’s total operating expenses as a percentage of the Fund’s average daily net assets.

The Board noted that FFI Government Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s contractual management fee ratio was reasonable relative to the median contractual management fee ratio paid by the Fund’s Peers. The Board also noted that BlackRock has voluntarily agreed to waive a portion of the advisory fees for the Fund.

The Board noted that FFI Treasury Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was lower than or equal to the median actual management fee ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers. The Board also noted that BlackRock has voluntarily agreed to waive a portion of the advisory fees for the Fund.

The Board further noted that each of FFI Government Fund and FFI Treasury Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the relevant Fund increases above certain contractually specified levels.

The Board additionally noted that BlackRock has voluntarily agreed to waive a portion of its fees and/or reimburse operating expenses to enable each Fund to maintain a minimum level of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase, as well as the existence of expense caps. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in these economies of scale, for example, in the case of FFI Government Fund and FFI Treasury Fund, through the use of revised breakpoints in the advisory fee based upon the applicable Fund’s asset level, or in the case of the Master Portfolios

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	47

Disclosure of Investment Advisory Agreements (concluded)

and Feeder Funds, through the use of breakpoints in the advisory fee rate based upon the asset level of the relevant Master Portfolio. In its consideration, the Board took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholder may derive from their respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the applicable Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the applicable Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Master LLC Agreement between BlackRock and the Master LLC with respect to each Master Portfolio for a one-year term ending June 30, 2013. The Board of the Series Fund, including the Independent Board Members, unanimously approved the continuation of (i) the Government Fund Agreement between BlackRock and the Series Fund with respect to FFI Government Fund and (ii) the Treasury Fund Agreement between BlackRock and the Series Fund with respect to FFI Treasury Fund, each for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Master LLC Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Series Fund, including the Independent Board Members, was satisfied that the terms of the Government Fund Agreement and the Treasury Fund Agreement were fair and reasonable and in the best interest of FFI Government Fund and FFI Treasury Fund and their respective shareholders. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to each Master Portfolio and found the Master LLC Agreement to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master LLC and the Board of the Series Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each applicable Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

48	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, President1 and Director

David O. Beim, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director2

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President3 and Chief Executive Officer4

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Simon Mendelson, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary5

[1]	President of the Trust.

[2]	Effective May 15, 2012, Ian A. MacKinnon became a Director of the Trusts/Master LLC.

[3]	President of the Master LLC.

[4]	Chief Executive Officer of both the Trust and the Master LLC.

[5]	Effective May 16, 2012, Ira P. Shapiro resigned as Secretary of the Trusts/Master LLC and Benjamin Archibald became Secretary of the Trusts/Master LLC.

Investment Advisor and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Transfer Agent

Boston Financial Data Services

Boston, MA 02266

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

One Financial Center

Boston, MA 02111

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012	49

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website at http://www.fundsforinstitutions.com.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise, If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 626-1960.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust/ Master LLC voted proxies relating to securities held in the Trust’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

50	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2012

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#FFI-10/12-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 3, 2013